UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust

 (Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices)	(Zip code)

Stephen G. Simon
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Common Stocks:
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	$53,558	148,800
6,150	AMAZON.COM, INC.(b)	274,721	5,912,302
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	93,552
1,100	AUTOLIV, INC.(c)	19,410	135,960
300	AUTOZONE, INC.(b)	19,223	178,533
75,628	BEST BUY CO., INC.	2,784,803	4,307,771
1,400	BIG LOTS, INC.	15,477	74,998
5,067	BORGWARNER, INC.	82,026	259,582
750	BRINKER INTERNATIONAL, INC.	10,084	23,895
958	BURLINGTON STORES, INC.(b)	81,036	91,451
300	CABLE ONE, INC.	113,966	216,636
4,168	CARMAX, INC.(b)	50,984	315,976
1,273	CARNIVAL CORP.	85,143	82,198
1,377	CARTER’S, INC.	119,865	135,979
10,843	CBS CORP., CLASS B (NON VOTING)	381,168	628,894
3,229	CHARTER COMMUNICATIONS, INC., CLASS A(b)	121,025	1,173,483
4,600	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	—	21,390
14,667	COACH, INC.	365,135	590,787
80,438	COMCAST CORP., CLASS A	1,346,456	3,095,254
4,600	D.R. HORTON, INC.	22,057	183,678
3,015	DARDEN RESTAURANTS, INC.	180,904	237,522
965	DELPHI AUTOMOTIVE PLC(c)	87,981	94,956
2,431	DICK’S SPORTING GOODS, INC.	65,484	65,661
3,089	DOLLAR GENERAL CORP.	207,226	250,363
7,876	DOLLAR TREE, INC.(b)	150,254	683,794
900	DOMINO’S PIZZA, INC.	90,041	178,695
2,955	EXPEDIA, INC.	207,889	425,343
3,359	FERRARI N.V.(c)	255,443	371,102
8,160	FOOT LOCKER, INC.	317,111	287,395
38,163	FORD MOTOR CO.	164,117	456,811
3,600	GAMESTOP CORP., CLASS A	14,505	74,376
8,969	GAP (THE), INC.	234,915	264,855
7,229	GARMIN LTD.(c)	282,862	390,149
25,054	GENERAL MOTORS CO.	776,816	1,011,680
25,361	GENTEX CORP.	276,468	502,148
3,450	GENUINE PARTS CO.	102,424	329,992
4,063	GOODYEAR TIRE & RUBBER (THE) CO.	121,821	135,095
1,538	H&R BLOCK, INC.	47,169	40,726
2,000	HANESBRANDS, INC.	9,893	49,280
6,750	HARLEY-DAVIDSON, INC.	39,547	325,417
3,884	HASBRO, INC.	281,693	379,350
26,467	HOME DEPOT (THE), INC.	862,210	4,328,942
305	ILG, INC.	1,053	8,153
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	324,324
940	JOHN WILEY & SONS, INC., CLASS A	48,495	50,290
38,021	KOHL’S CORP.	1,386,478	1,735,659
6,190	L BRANDS, INC.	70,745	257,566
4,983	LAS VEGAS SANDS CORP.	158,264	319,709
21,140	LEAR CORP.	2,397,960	3,658,911
3,183	LEGGETT & PLATT, INC.	142,628	151,925
2,900	LENNAR CORP., CLASS A	38,266	153,120
783	LIBERTY BROADBAND CORP., CLASS A(b)	1,186	73,743
1,566	LIBERTY BROADBAND CORP., CLASS C(b)	2,222	149,240
1,189	LIBERTY EXPEDIA HOLDINGS, INC., CLASS A(b)	6,215	63,148
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	197,763
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	241,130
9,800	LIBERTY INTERACTIVE CORP. QVC GROUP, CLASS A(b)	22,847	230,986
3,132	LIBERTY MEDIA CORP.-LIBERTY SIRIUSXM, CLASS A(b)	2,687	131,231
6,264	LIBERTY MEDIA CORP.-LIBERTY SIRIUSXM, CLASS C(b)	5,109	262,274
1,080	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	3,377	13,338
1,783	LIBERTY VENTURES, SERIES A(b)	7,986	102,612
1,200	LKQ CORP.(b)	14,970	43,188
5,129	MACY’S, INC.	72,526	111,915
5,537	MARRIOTT INTERNATIONAL, INC., CLASS A	73,149	610,510
496	MARRIOTT VACATIONS WORLDWIDE CORP.	3,643	61,767
29,801	MCDONALD’S CORP.	2,711,669	4,669,221

1

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Consumer Discretionary (Cont’d):
15,865	MELCO RESORTS & ENTERTAINMENT LTD. ADR(c)(d)	$331,523	382,664
6,600	MGM RESORTS INTERNATIONAL	54,922	215,094
2,099	MICHAELS (THE) COS., INC.(b)	45,372	45,066
600	MOHAWK INDUSTRIES, INC.(b)	26,796	148,506
2,049	MURPHY USA, INC.(b)	104,617	141,381
4,600	NETFLIX, INC.(b)	38,319	834,210
4,915	NEWELL BRANDS, INC.	52,223	209,723
2,375	NEWS CORP., CLASS A	7,170	31,492
17,600	NIKE, INC., CLASS B	255,946	912,560
4,965	NORDSTROM, INC.	75,480	234,100
339	NVR, INC.(b)	743,500	967,845
16,420	OMNICOM GROUP, INC.	1,142,387	1,216,229
1,871	O’REILLY AUTOMOTIVE, INC.(b)	213,500	402,957
370	POOL CORP.	34,226	40,023
664	PRICELINE GROUP (THE), INC.(b)	174,861	1,215,664
14,100	PULTEGROUP, INC.	58,797	385,353
2,464	PVH CORP.	205,689	310,612
1,500	RALPH LAUREN CORP.	31,320	132,435
13,677	ROSS STORES, INC.	249,746	883,124
4,535	ROYAL CARIBBEAN CRUISES LTD.	155,610	537,579
33,788	SIRIUS XM HOLDINGS, INC.	180,766	186,510
689	SIX FLAGS ENTERTAINMENT CORP.	38,181	41,988
28,500	STARBUCKS CORP.	182,045	1,530,735
11,464	TARGET CORP.	632,849	676,491
5,700	TEGNA, INC.	26,227	75,981
860	TESLA, INC.(b)	22,377	293,346
4,136	THOR INDUSTRIES, INC.	148,062	520,764
1,400	TIFFANY & CO.	35,210	128,492
11,833	TIME WARNER, INC.	232,643	1,212,291
1,829	TIME, INC.	12,640	24,691
11,111	TJX (THE) COS., INC.	153,797	819,214
1,466	TOPBUILD CORP.(b)	11,809	95,539
810	TRIPADVISOR, INC.(b)	13,993	32,829
2,387	TUPPERWARE BRANDS CORP.	142,995	147,564
9,600	TWENTY-FIRST CENTURY FOX, INC., CLASS A	54,697	253,248
648	ULTA BEAUTY, INC.(b)	90,520	146,487
800	UNDER ARMOUR, INC., CLASS A(b)	9,641	13,184
906	UNDER ARMOUR, INC., CLASS C(b)	10,146	13,608
6,800	VF CORP.	87,065	432,276
27,560	WALT DISNEY (THE) CO.	532,656	2,716,589
2,100	WHIRLPOOL CORP.	89,510	387,324
10,325	WYNDHAM WORLDWIDE CORP.	435,839	1,088,358
1,600	WYNN RESORTS LTD.	32,322	238,272
4,416	YUM CHINA HOLDINGS, INC.(b)	9,382	176,508
23,727	YUM! BRANDS, INC.	1,022,518	1,746,544
		26,265,365	64,421,944	12.49%
Consumer Staples:
25,100	ALTRIA GROUP, INC.	94,284	1,591,842
36,635	ARCHER-DANIELS-MIDLAND CO.	1,317,623	1,557,354
5,832	BROWN-FORMAN CORP., CLASS B	57,343	316,678
8,000	CHURCH & DWIGHT CO., INC.	100,310	387,600
57,881	COCA-COLA (THE) CO.	869,464	2,605,224
1,280	COLGATE-PALMOLIVE CO.	36,019	93,248
17,856	CONAGRA BRANDS, INC.	554,407	602,461
4,600	CONSTELLATION BRANDS, INC., CLASS A	63,227	917,470
8,172	COSTCO WHOLESALE CORP.	290,372	1,342,578
23,472	CVS HEALTH CORP.	1,489,926	1,908,743
7,643	DR. PEPPER SNAPPLE GROUP, INC.	254,572	676,176
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	402,675
29,981	GENERAL MILLS, INC.	1,200,826	1,551,817
3,300	HERBALIFE LTD.(b)	45,262	223,839
1,642	HERSHEY (THE) CO.	60,568	179,257
4,800	HORMEL FOODS CORP.	43,206	154,272
4,372	INGREDION, INC.	267,512	527,438
1,600	JM SMUCKER (THE) CO.	64,617	167,888
1,550	KIMBERLY-CLARK CORP.	69,760	182,404
5,579	KRAFT HEINZ (THE) CO.	29,025	432,651

2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Consumer Staples (Cont’d):
26,800	KROGER (THE) CO.	$228,089	537,608
633	LAMB WESTON HOLDINGS, INC.	7,452	29,681
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	71,848
3,885	MOLSON COORS BREWING CO., CLASS B	240,203	317,171
21,438	MONDELEZ INTERNATIONAL, INC., CLASS A	139,524	871,669
6,654	MONSTER BEVERAGE CORP.(b)	172,029	367,633
4,924	NU SKIN ENTERPRISES, INC., CLASS A	174,547	302,728
8,991	PEPSICO, INC.	320,746	1,001,867
28,832	PHILIP MORRIS INTERNATIONAL, INC.	248,821	3,200,640
2,305	PILGRIM’S PRIDE CORP.(b)	49,839	65,485
6,000	PINNACLE FOODS, INC.	219,854	343,020
200	POST HOLDINGS, INC.(b)	4,616	17,654
65,364	PROCTER & GAMBLE (THE) CO.	3,245,264	5,946,817
1,900	SPECTRUM BRANDS HOLDINGS, INC.	176,648	201,248
1,963	SPROUTS FARMERS MARKET, INC.(b)	43,420	36,846
26,848	SYSCO CORP.	1,141,671	1,448,450
16,391	TYSON FOODS, INC., CLASS A	599,633	1,154,746
19,650	WALGREENS BOOTS ALLIANCE, INC.	224,986	1,517,373
34,228	WAL-MART STORES, INC.	2,550,127	2,674,576
		16,788,348	35,928,675	6.96%
Energy:
3,346	ANADARKO PETROLEUM CORP.	58,107	163,452
6,563	ANDEAVOR	432,268	676,973
800	BAKER HUGHES A GE CO.	24,230	29,296
56	CALIFORNIA RESOURCES CORP.(b)	22	586
32,795	CHEVRON CORP.	1,428,027	3,853,413
500	CIMAREX ENERGY CO.	32,151	56,835
1,700	CONCHO RESOURCES, INC.(b)	49,632	223,924
23,044	CONOCOPHILLIPS	383,142	1,153,352
3,600	CONSOL ENERGY, INC.(b)	30,888	60,984
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	77,220
6,000	DIAMONDBACK ENERGY, INC.(b)	570,297	587,760
9,794	ENBRIDGE, INC.(c)	137,797	409,781
1,300	ENERGEN CORP.(b)	44,343	71,084
9,600	EOG RESOURCES, INC.	62,765	928,704
4,000	EQT CORP.	132,900	260,960
43,051	EXXON MOBIL CORP.	1,607,797	3,529,321
10,158	HALLIBURTON CO.	138,080	467,573
3,100	HELMERICH & PAYNE, INC.	39,003	161,541
2,400	HOLLYFRONTIER CORP.	22,578	86,328
7,312	KINDER MORGAN, INC.	64,699	140,244
2,900	LAREDO PETROLEUM, INC.(b)	31,813	37,497
7,338	MARATHON PETROLEUM CORP.	400,647	411,515
3,000	MURPHY OIL CORP.	39,255	79,680
4,022	NATIONAL OILWELL VARCO, INC.	51,730	143,706
1,200	NEWFIELD EXPLORATION CO.(b)	27,012	35,604
3,800	NOBLE ENERGY, INC.	20,499	107,768
6,000	OCCIDENTAL PETROLEUM CORP.	54,261	385,260
2,000	ONEOK, INC.	27,592	110,820
15,390	PATTERSON-UTI ENERGY, INC.	207,935	322,267
13,372	PHILLIPS 66	156,993	1,225,009
3,200	PIONEER NATURAL RESOURCES CO.	48,507	472,128
13,636	SCHLUMBERGER LTD.	234,840	951,247
1,100	TARGA RESOURCES CORP.	27,709	52,030
78,830	VALERO ENERGY CORP.	4,008,482	6,064,392
5,200	WPX ENERGY, INC.(b)	50,544	59,800
		10,667,310	23,398,054	4.54%
Financials:
82,320	AEGON N.V. (REGISTERED)(c)	450,407	476,633
600	AFFILIATED MANAGERS GROUP, INC.	35,024	113,898
11,241	AFLAC, INC.	584,433	914,905
500	ALLEGHANY CORP.(b)	140,685	277,005
15,823	ALLSTATE (THE) CORP.	682,836	1,454,292
19,826	ALLY FINANCIAL, INC.	404,611	480,979
10,133	AMERICAN EXPRESS CO.	257,999	916,631
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	506,905
6,100	AMERICAN INTERNATIONAL GROUP, INC.	143,498	374,479

3	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Financials (Cont’d):
28,609	AMERIPRISE FINANCIAL, INC.	$2,677,700	4,248,723
5,829	AON PLC(c)	230,910	851,617
9,443	ARCH CAPITAL GROUP LTD.(b)(c)	443,802	930,136
1,600	ARTHUR J. GALLAGHER & CO.	34,040	98,480
3,116	ASSOCIATED BANC-CORP	61,095	75,563
4,900	ASSURANT, INC.	218,575	468,048
14,090	ASSURED GUARANTY LTD.(c)	367,190	531,898
4,327	AXIS CAPITAL HOLDINGS LTD.(c)	209,054	247,980
255,660	BANK OF AMERICA CORP.	3,728,880	6,478,424
15,858	BANK OF NEW YORK MELLON (THE) CORP.	483,356	840,791
11,218	BB&T CORP.	330,739	526,573
17,579	BERKSHIRE HATHAWAY, INC., CLASS B(b)	1,637,314	3,222,582
200	BRIGHTHOUSE FINANCIAL, INC.(b)	6,471	12,160
18,950	CAPITAL ONE FINANCIAL CORP.	1,040,262	1,604,307
21,400	CHARLES SCHWAB (THE) CORP.	186,608	936,036
6,250	CHUBB LTD.(c)	587,621	890,938
6,179	CINCINNATI FINANCIAL CORP.	374,057	473,126
45,846	CITIGROUP, INC.	2,267,734	3,334,838
23,375	CITIZENS FINANCIAL GROUP, INC.	832,763	885,211
3,385	CME GROUP, INC.	342,594	459,277
2,667	COMERICA, INC.	184,080	203,385
500	CREDIT ACCEPTANCE CORP.(b)	86,421	140,085
19,861	DISCOVER FINANCIAL SERVICES	437,846	1,280,637
13,477	E*TRADE FINANCIAL CORP.(b)	300,741	587,732
1,527	EAST WEST BANCORP, INC.	85,687	91,284
1,649	EVEREST RE GROUP LTD.(c)	296,126	376,615
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	243,411
70,830	FIFTH THIRD BANCORP	1,351,334	1,981,823
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	149,556
36,400	FIRST HORIZON NATIONAL CORP.	273,237	697,060
1,863	FNF GROUP	21,555	88,418
620	FNFV GROUP(b)	2,893	10,633
8,577	FRANKLIN RESOURCES, INC.	158,011	381,762
11,673	GOLDMAN SACHS GROUP (THE), INC.	1,433,095	2,768,719
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	290,790
30,295	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	1,173,166	1,679,252
99,047	HUNTINGTON BANCSHARES, INC.	989,097	1,382,696
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	34,694
2,700	INVESCO LTD.	32,171	94,608
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	554,061
98,681	JPMORGAN CHASE & CO.	4,618,524	9,425,022
47,993	KEYCORP	780,186	903,228
3,752	LEGG MASON, INC.	52,584	147,491
7,152	LEUCADIA NATIONAL CORP.	177,808	180,588
17,609	LINCOLN NATIONAL CORP.	893,863	1,293,909
1,300	LOEWS CORP.	10,310	62,218
2,482	M&T BANK CORP.	387,425	399,701
200	MARKEL CORP.(b)	67,789	213,596
7,137	MARSH & MCLENNAN COS., INC.	336,988	598,152
1,300	MERCURY GENERAL CORP.	38,019	73,697
2,200	METLIFE, INC.	52,967	114,290
2,200	MOODY’S CORP.	77,502	306,262
49,986	MORGAN STANLEY	1,686,146	2,407,826
15,265	MSCI, INC.	1,062,215	1,784,478
5,900	NASDAQ, INC.	240,309	457,663
32,889	NAVIENT CORP.	378,389	493,993
5,552	PACWEST BANCORP	115,642	280,432
15,807	PNC FINANCIAL SERVICES GROUP (THE), INC.	1,128,585	2,130,309
8,040	POPULAR, INC.(c)	229,520	288,958
9,008	PRINCIPAL FINANCIAL GROUP, INC.	378,450	579,575
700	PROASSURANCE CORP.	36,774	38,255
20,637	PROGRESSIVE (THE) CORP.	504,643	999,244
27,632	PRUDENTIAL FINANCIAL, INC.	1,988,535	2,937,834
76,950	REGIONS FINANCIAL CORP.	969,657	1,171,948
3,371	REINSURANCE GROUP OF AMERICA, INC.	296,860	470,356
1,379	RENAISSANCERE HOLDINGS LTD.(c)	146,120	186,358
3,151	ROYAL BANK OF CANADA(c)	75,539	243,730

4	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Financials (Cont’d):
3,600	S&P GLOBAL, INC.	$84,305	562,716
7,500	SEI INVESTMENTS CO.	108,537	457,950
10,100	SLM CORP.(b)	36,679	115,847
1,745	STATE STREET CORP.	145,425	166,717
13,722	SUNTRUST BANKS, INC.	405,753	820,164
26,145	SWISS RE A.G. ADR(c)(d)	573,164	592,969
4,737	SYNCHRONY FINANCIAL	128,601	147,084
4,704	SYNOVUS FINANCIAL CORP.	83,310	216,666
6,349	T. ROWE PRICE GROUP, INC.	125,884	575,537
41,525	TCF FINANCIAL CORP.	669,918	707,586
2,600	TFS FINANCIAL CORP.	25,038	41,938
2,468	TORCHMARK CORP.	145,321	197,662
23,143	TRAVELERS (THE) COS., INC.	1,780,147	2,835,480
14,810	UNUM GROUP	507,339	757,235
35,836	US BANCORP	1,248,405	1,920,451
6,518	VALIDUS HOLDINGS LTD.(c)	251,458	320,751
1,800	WASHINGTON FEDERAL, INC.	23,535	60,570
77,145	WELLS FARGO & CO.	942,151	4,254,547
1,705	WESTERN ALLIANCE BANCORP(b)	83,079	90,501
56	WHITE MOUNTAINS INSURANCE GROUP LTD.	36,131	47,992
6,106	WR BERKLEY CORP.	273,043	407,514
36,775	XL GROUP LTD.(c)	1,467,070	1,450,774
21,862	ZIONS BANCORPORATION	872,605	1,031,449
		53,149,913	91,638,869	17.76%
Health Care:
12,487	ABBOTT LABORATORIES	246,035	666,306
12,835	ABBVIE, INC.	229,019	1,140,518
8,291	AETNA, INC.	427,221	1,318,352
4,120	AGILENT TECHNOLOGIES, INC.	181,587	264,504
1,000	AKORN, INC.(b)	32,920	33,190
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,087	420,870
737	ALIGN TECHNOLOGY, INC.(b)	64,241	137,281
4,359	ALLERGAN PLC	128,625	893,377
4,700	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	50,008	66,881
7,200	AMERISOURCEBERGEN CORP.	115,968	595,800
18,131	AMGEN, INC.	418,978	3,380,525
7,850	ANTHEM, INC.	411,197	1,490,558
8,439	BAXTER INTERNATIONAL, INC.	397,601	529,547
2,756	BECTON DICKINSON AND CO.	225,345	540,038
5,988	BIOGEN, INC.(b)	247,600	1,874,963
1,225	BIOVERATIV, INC.(b)	2,445	69,911
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	956,776
18,300	BRISTOL-MYERS SQUIBB CO.	420,955	1,166,442
2,145	BRUKER CORP.	43,219	63,814
1,200	C.R. BARD, INC.	72,420	384,600
1,000	CARDINAL HEALTH, INC.	26,001	66,920
12,872	CELGENE CORP.(b)	146,839	1,876,995
17,106	CENTENE CORP.(b)	1,337,773	1,655,348
3,600	CERNER CORP.(b)	40,603	256,752
5,700	CIGNA CORP.	89,680	1,065,558
12,160	DANAHER CORP.	263,810	1,043,085
2,850	DAVITA, INC.(b)	21,812	169,262
5,332	DENTSPLY SIRONA, INC.	141,306	318,907
9,526	EDWARDS LIFESCIENCES CORP.(b)	248,804	1,041,287
7,544	ELI LILLY & CO.	277,449	645,314
17,616	EXPRESS SCRIPTS HOLDING CO.(b)	339,845	1,115,445
71,361	GILEAD SCIENCES, INC.	3,485,466	5,781,668
193	HALYARD HEALTH, INC.(b)	3,014	8,691
4,382	HENRY SCHEIN, INC.(b)	131,007	359,280
6,608	HOLOGIC, INC.(b)	92,603	242,448
6,261	HUMANA, INC.	593,745	1,525,367
9,509	IDEXX LABORATORIES, INC.(b)	897,803	1,478,554
2,300	ILLUMINA, INC.(b)	98,233	458,160
1,905	INTUITIVE SURGICAL, INC.(b)	1,772,851	1,992,401
22,372	JOHNSON & JOHNSON	1,280,869	2,908,584
1,360	LABORATORY CORP. OF AMERICA HOLDINGS(b)	117,456	205,319
1,400	MALLINCKRODT PLC(b)	60,940	52,318

5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Health Care (Cont’d):
13,453	MCKESSON CORP.	$1,329,699	2,066,515
43,278	MERCK & CO., INC.	986,667	2,771,090
1,577	METTLER-TOLEDO INTERNATIONAL, INC.(b)	277,694	987,454
1,600	PATTERSON COS., INC.	29,864	61,840
1,100	PERRIGO CO. PLC(c)	73,083	93,115
85,500	PFIZER, INC.	680,248	3,052,350
7,644	QUEST DIAGNOSTICS, INC.	651,811	715,784
1,861	QUINTILES IMS HOLDINGS, INC.(b)	112,204	176,925
4,791	RESMED, INC.	129,046	368,715
4,700	STRYKER CORP.	18,139	667,494
1,300	TELEFLEX, INC.	66,613	314,561
6,700	THERMO FISHER SCIENTIFIC, INC.	138,727	1,267,640
1,734	UNITED THERAPEUTICS CORP.(b)	209,805	203,208
26,633	UNITEDHEALTH GROUP, INC.	1,864,799	5,216,073
3,936	UNIVERSAL HEALTH SERVICES, INC., CLASS B	239,148	436,660
1,880	VAREX IMAGING CORP.(b)	19,829	63,619
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	520,212
1,445	VEEVA SYSTEMS, INC., CLASS A(b)	55,063	81,513
900	VERTEX PHARMACEUTICALS, INC.(b)	22,441	136,836
2,600	WATERS CORP.(b)	60,997	466,752
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	503,955
		22,816,378	60,434,227	11.72%
Industrials:
6,987	3M CO.	417,187	1,466,571
4,565	A.O. SMITH CORP.	187,414	271,298
38,320	ABB LTD. ADR(c)(d)	838,528	948,420
923	ACCO BRANDS CORP.(b)	3,137	10,984
1,657	AECOM(b)	48,445	60,994
4,642	AGCO CORP.	225,963	342,440
900	AIR LEASE CORP.	17,685	38,358
4,332	ALASKA AIR GROUP, INC.	293,591	330,402
1,533	ALLEGION PLC(c)	40,913	132,559
400	AMERCO	120,202	149,960
8,320	AMERICAN AIRLINES GROUP, INC.	413,350	395,117
5,175	AMETEK, INC.	73,221	341,757
26,180	BOEING (THE) CO.	2,243,366	6,655,218
5,205	BWX TECHNOLOGIES, INC.	145,980	291,584
2,996	CARLISLE COS., INC.	114,358	300,469
10,504	CATERPILLAR, INC.	272,491	1,309,954
6,639	CINTAS CORP.	622,663	957,875
606	COPA HOLDINGS S.A., CLASS A(c)	75,439	75,465
6,001	CRANE CO.	207,659	480,020
30,324	CSX CORP.	229,953	1,645,380
7,101	CUMMINS, INC.	497,031	1,193,181
7,300	DEERE & CO.	199,160	916,807
54,409	DELTA AIR LINES, INC.	1,948,032	2,623,602
3,195	DONALDSON CO., INC.	117,473	146,778
1,525	DOVER CORP.	40,759	139,370
1,987	DUN & BRADSTREET (THE) CORP.	49,383	231,307
16,254	EATON CORP. PLC	580,432	1,248,145
711	EQUIFAX, INC.	75,755	75,359
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	136,481
8,601	FEDEX CORP.	478,914	1,940,214
1,950	FLUOR CORP.	26,013	82,095
6,209	FORTIVE CORP.	90,098	439,535
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	289,089
1,400	GATX CORP.	24,276	86,184
7,072	GENERAL DYNAMICS CORP.	1,216,492	1,453,862
68,921	GENERAL ELECTRIC CO.	1,095,083	1,666,510
3,084	HD SUPPLY HOLDINGS, INC.(b)	91,061	111,240
360	HERC HOLDINGS, INC.(b)	5,808	17,687
9,188	HONEYWELL INTERNATIONAL, INC.	277,615	1,302,307
2,299	HUBBELL, INC.	159,480	266,730
3,373	HUNTINGTON INGALLS INDUSTRIES, INC.	460,843	763,782
14,549	IDEX CORP.	1,501,923	1,767,267
11,503	ILLINOIS TOOL WORKS, INC.	733,961	1,701,984
10,505	INGERSOLL-RAND PLC	631,190	936,731

6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Industrials (Cont’d):
4,671	JACOBS ENGINEERING GROUP, INC.	$194,274	272,179
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	233,268
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	244,652
859	JOHNSON CONTROLS INTERNATIONAL PLC	16,341	34,609
2,900	KANSAS CITY SOUTHERN	46,328	315,172
850	KLX, INC.(b)	13,147	44,991
20,069	KOMATSU LTD. ADR(c)(d)	451,906	568,354
1,596	L3 TECHNOLOGIES, INC.	122,430	300,734
600	LENNOX INTERNATIONAL, INC.	17,874	107,382
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	128,352
1,684	LOCKHEED MARTIN CORP.	232,821	522,528
4,800	MANITOWOC (THE) CO., INC.(b)	10,053	43,200
9,837	MANPOWERGROUP, INC.	901,378	1,158,995
25,346	MASCO CORP.	430,620	988,747
1,886	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	134,400	142,525
1,724	NORDSON CORP.	171,931	204,294
5,702	NORFOLK SOUTHERN CORP.	202,245	754,033
7,863	NORTHROP GRUMMAN CORP.	822,769	2,262,342
2,180	NOW, INC.(b)	21,218	30,106
6,476	OSHKOSH CORP.	222,024	534,529
6,784	OWENS CORNING	282,404	524,742
10,867	PACCAR, INC.	233,323	786,119
6,720	PARKER-HANNIFIN CORP.	597,595	1,176,134
2,519	PENTAIR PLC(c)	73,408	171,191
8,836	QUANTA SERVICES, INC.(b)	189,853	330,201
3,198	RAYTHEON CO.	164,018	596,683
5,049	REPUBLIC SERVICES, INC.	241,005	333,537
6,221	ROCKWELL AUTOMATION, INC.	179,002	1,108,644
1,841	ROCKWELL COLLINS, INC.	46,427	240,637
920	ROLLINS, INC.	24,890	42,449
700	ROPER TECHNOLOGIES, INC.	94,318	170,380
2,300	SNAP-ON, INC.	230,888	342,723
26,492	SOUTHWEST AIRLINES CO.	647,586	1,483,022
8,239	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	422,866	640,335
2,490	SPIRIT AIRLINES, INC.(b)	93,532	83,191
6,924	STANLEY BLACK & DECKER, INC.	533,158	1,045,316
1,200	STERICYCLE, INC.(b)	50,064	85,944
5,162	TIMKEN (THE) CO.	171,352	250,615
7,788	TORO (THE) CO.	457,493	483,323
13,852	TRINITY INDUSTRIES, INC.	380,151	441,879
15,000	UNION PACIFIC CORP.	216,086	1,739,550
34,333	UNITED CONTINENTAL HOLDINGS, INC.(b)	1,725,638	2,090,193
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	425,119
3,799	UNITED RENTALS, INC.(b)	315,894	527,073
10,650	UNITED TECHNOLOGIES CORP.	359,588	1,236,252
5,580	USG CORP.(b)	109,574	182,187
1,144	VALMONT INDUSTRIES, INC.	146,411	180,866
180	VERITIV CORP.(b)	1,653	5,850
1,700	W.W. GRAINGER, INC.	74,317	305,575
1,966	WABCO HOLDINGS, INC.(b)	30,197	290,968
1,400	WABTEC CORP.	25,603	106,050
975	WASTE CONNECTIONS, INC.(c)	42,575	68,211
8,650	WASTE MANAGEMENT, INC.	135,675	677,036
4,800	WELBILT, INC.(b)	37,515	110,640
2,469	WESCO INTERNATIONAL, INC.(b)	137,181	143,819
1,977	XPO LOGISTICS, INC.(b)	114,610	134,001
1,600	XYLEM, INC.	30,618	100,208
		29,984,313	63,292,727	12.27%
Information Technology:
4,949	ACCENTURE PLC, CLASS A(c)	304,426	668,461
25,710	ACTIVISION BLIZZARD, INC.	694,834	1,658,552
10,925	ADOBE SYSTEMS, INC.(b)	711,226	1,629,792
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	160,776
1,600	ALLIANCE DATA SYSTEMS CORP.	75,650	354,480
6,712	ALPHABET, INC., CLASS A(b)	2,995,562	6,535,609
3,406	ALPHABET, INC., CLASS C(b)	490,985	3,266,729
4,700	AMDOCS LTD.	231,646	302,304

7	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Information Technology (Cont’d):
13,014	ANALOG DEVICES, INC.	$385,778	1,121,416
7,955	ANSYS, INC.(b)	857,557	976,317
128,815	APPLE, INC.	7,323,243	19,852,968
53,914	APPLIED MATERIALS, INC.	1,429,592	2,808,380
309	ARISTA NETWORKS, INC.(b)	26,320	58,590
2,007	ARRIS INTERNATIONAL PLC(b)	53,668	57,179
4,877	ARROW ELECTRONICS, INC.(b)	267,343	392,160
1,686	AUTODESK, INC.(b)	32,709	189,270
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	739,659
6,800	BLACK KNIGHT FINANCIAL SERVICES, INC., CLASS A(b)	266,651	292,740
8,300	BOOZ ALLEN HAMILTON HOLDING CORP.	242,633	310,337
5,039	BROADCOM LTD.	396,212	1,222,159
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	275,839
4,166	CA, INC.	117,232	139,061
84,921	CADENCE DESIGN SYSTEMS, INC.(b)	2,673,385	3,351,832
1,900	CARS.COM, INC.(b)	14,708	50,559
5,913	CDK GLOBAL, INC.	295,331	373,051
8,529	CDW CORP.	359,082	562,914
102,378	CISCO SYSTEMS, INC.	326,041	3,442,972
5,974	CITRIX SYSTEMS, INC.(b)	156,224	458,923
718	COGNEX CORP.	38,165	79,181
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	95,625	914,004
240	COHERENT, INC.(b)	51,404	56,441
297	COMMERCEHUB, INC., SERIES A(b)	505	6,703
594	COMMERCEHUB, INC., SERIES C(b)	1,003	12,682
7,708	COMMSCOPE HOLDING CO., INC.(b)	227,630	255,983
2,600	CONDUENT, INC.(b)	41,748	40,742
8,308	CORELOGIC, INC.(b)	139,352	383,996
60,478	CORNING, INC.	1,243,236	1,809,502
2,100	CSRA, INC.	60,748	67,767
2,700	CYPRESS SEMICONDUCTOR CORP.	3,261	40,554
1,424	DELL TECHNOLOGIES, INC., CLASS V(b)	41,143	109,947
3,901	DOLBY LABORATORIES, INC., CLASS A	134,600	224,386
6,467	DXC TECHNOLOGY CO.	255,604	555,386
24,671	EBAY, INC.(b)	496,408	948,847
1,640	ECHOSTAR CORP., CLASS A(b)	25,986	93,857
11,266	ELECTRONIC ARTS, INC.(b)	280,102	1,330,064
2,667	F5 NETWORKS, INC.(b)	181,488	321,534
23,600	FACEBOOK, INC., CLASS A(b)	654,660	4,032,532
15,019	FIDELITY NATIONAL INFORMATION SERVICES, INC.	752,823	1,402,624
8,992	FISERV, INC.(b)	191,173	1,159,608
100	FLEETCOR TECHNOLOGIES, INC.(b)	14,767	15,477
3,800	GLOBAL PAYMENTS, INC.	113,707	361,114
10,559	HARRIS CORP.	919,407	1,390,409
42,689	HEWLETT PACKARD ENTERPRISE CO.	430,358	627,955
24,585	HP, INC.	408,872	490,717
1,500	IAC/INTERACTIVECORP(b)	98,756	176,370
115,736	INTEL CORP.	1,044,821	4,407,227
4,631	INTERNATIONAL BUSINESS MACHINES CORP.	529,806	671,866
7,490	INTUIT, INC.	447,549	1,064,629
2,247	IPG PHOTONICS CORP.(b)	183,260	415,830
4,848	JABIL, INC.	98,476	138,410
7,879	JACK HENRY & ASSOCIATES, INC.	813,079	809,882
18,255	JUNIPER NETWORKS, INC.	495,376	508,037
1,425	KEYSIGHT TECHNOLOGIES, INC.(b)	47,146	59,366
952	KLA-TENCOR CORP.	68,542	100,912
18,352	LAM RESEARCH CORP.	2,164,133	3,395,854
1,441	LEIDOS HOLDINGS, INC.	46,816	85,336
727	LOGMEIN, INC.	9,735	80,006
3,700	MARVELL TECHNOLOGY GROUP LTD.(c)	18,704	66,230
17,000	MASTERCARD, INC., CLASS A	182,282	2,400,400
5,861	MICRO FOCUS INTERNATIONAL PLC ADR(b)(c)(d)	173,017	186,966
4,200	MICROCHIP TECHNOLOGY, INC.	37,797	377,076
34,162	MICRON TECHNOLOGY, INC.(b)	606,725	1,343,592
809	MICROSEMI CORP.(b)	40,406	41,647
145,858	MICROSOFT CORP.	2,483,998	10,864,962
7,094	NCR CORP.(b)	274,757	266,167

8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Information Technology (Cont’d):
16,099	NETAPP, INC.	$646,763	704,492
1,700	NUTANIX, INC., CLASS A(b)	27,690	38,063
19,168	NVIDIA CORP.	612,540	3,426,663
19,581	ON SEMICONDUCTOR CORP.(b)	294,919	361,661
61,598	ORACLE CORP.	62,595	2,978,263
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	403,480
3,666	PAYCHEX, INC.	10,315	219,813
7,100	PAYPAL HOLDINGS, INC.(b)	86,971	454,613
2,400	PTC, INC.(b)	82,674	135,072
2,490	QORVO, INC.(b)	111,933	175,993
10,400	QUALCOMM, INC.	147,628	539,136
4,200	RED HAT, INC.(b)	61,669	465,612
7,600	SALESFORCE.COM, INC.(b)	86,711	709,992
13,132	SEAGATE TECHNOLOGY PLC	289,951	435,588
1,176	SKYWORKS SOLUTIONS, INC.	116,813	119,834
14,419	SYMANTEC CORP.	71,242	473,087
25,772	SYNOPSYS, INC.(b)	1,555,314	2,075,419
29,043	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(c)(d)	894,714	1,090,565
20,374	TE CONNECTIVITY LTD.(c)	1,257,215	1,692,264
13,045	TERADYNE, INC.	248,079	486,448
30,977	TEXAS INSTRUMENTS, INC.	1,129,769	2,776,778
13,842	TOTAL SYSTEM SERVICES, INC.	920,100	906,651
8,792	TRIMBLE, INC.(b)	143,101	345,086
900	TWILIO, INC., CLASS A(b)	27,747	26,865
9,850	VERISIGN, INC.(b)	1,018,670	1,047,942
787	VERSUM MATERIALS, INC.	4,722	30,551
23,200	VISA, INC., CLASS A	395,709	2,441,568
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	146,640
3,772	VMWARE, INC., CLASS A(b)	255,032	411,865
11,095	WESTERN DIGITAL CORP.	525,539	958,608
95,473	WESTERN UNION (THE) CO.	1,819,943	1,833,082
18,034	XILINX, INC.	695,160	1,277,348
800	YELP, INC.(b)	26,800	34,640
800	ZILLOW GROUP, INC., CLASS C(b)	29,296	32,168
		51,733,786	124,701,656	24.17%
Materials:
367	ADVANSIX, INC.(b)	1,587	14,588
1,575	AIR PRODUCTS & CHEMICALS, INC.	57,863	238,171
2,627	ALBEMARLE CORP.	138,118	358,086
1,600	ASHLAND GLOBAL HOLDINGS, INC.	23,171	104,624
3,165	AVERY DENNISON CORP.	207,899	311,246
5,128	BALL CORP.	10,015	211,786
2,700	BEMIS CO., INC.	60,200	123,039
2,279	BERRY GLOBAL GROUP, INC.(b)	94,191	129,105
2,064	CABOT CORP.	107,403	115,171
10,588	CELANESE CORP., SERIES A	902,353	1,104,011
5,583	CHEMOURS (THE) CO.	238,627	282,556
3,225	CROWN HOLDINGS, INC.(b)	133,175	192,597
35,438	DOWDUPONT, INC.	1,142,059	2,453,373
438	EAGLE MATERIALS, INC.	1,727	46,735
3,000	EASTMAN CHEMICAL CO.	58,011	271,470
3,891	ECOLAB, INC.	133,579	500,422
29,684	FREEPORT-MCMORAN, INC.(b)	289,289	416,763
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,230	526,338
14,436	INTERNATIONAL PAPER CO.	381,262	820,254
32,387	LYONDELLBASELL INDUSTRIES N.V., CLASS A	2,754,141	3,207,932
700	MARTIN MARIETTA MATERIALS, INC.	27,965	144,361
10,115	MONSANTO CO.	47,604	1,211,979
2,400	MOSAIC (THE) CO.	34,272	51,816
7,400	NEWMONT MINING CORP.	136,530	277,574
5,844	NUCOR CORP.	99,313	327,498
9,110	OWENS-ILLINOIS, INC.(b)	169,939	229,208
7,343	PACKAGING CORP. OF AMERICA	569,796	842,095
17,231	PLATFORM SPECIALTY PRODUCTS CORP.(b)	237,206	192,126
7,972	PPG INDUSTRIES, INC.	180,558	866,238
4,150	PRAXAIR, INC.	119,435	579,921

9	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Materials (Cont’d):
6,625	RELIANCE STEEL & ALUMINUM CO.	$325,929	504,626
700	ROYAL GOLD, INC.	26,033	60,228
9,330	RPM INTERNATIONAL, INC.	207,789	479,002
724	SCOTTS MIRACLE-GRO (THE) CO.	63,975	70,474
1,400	SEALED AIR CORP.	24,528	59,808
1,385	SHERWIN-WILLIAMS (THE) CO.	62,296	495,885
4,892	SONOCO PRODUCTS CO.	139,196	246,801
3,234	SOUTHERN COPPER CORP.(c)	38,445	128,584
63,240	STEEL DYNAMICS, INC.	1,870,838	2,179,883
6,536	UNITED STATES STEEL CORP.	131,436	167,714
4,392	VALVOLINE, INC.	24,184	102,992
2,100	VULCAN MATERIALS CO.	63,441	251,160
2,242	WESTROCK CO.	24,357	127,189
		11,438,965	21,025,429	4.08%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	106,711	249,837
3,350	AMERICAN TOWER CORP.	153,516	457,878
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	159,124
1,734	AVALONBAY COMMUNITIES, INC.	193,548	309,380
3,388	BOSTON PROPERTIES, INC.	171,468	416,317
2,600	BRANDYWINE REALTY TRUST	28,512	45,474
900	CAMDEN PROPERTY TRUST	24,065	82,305
2,168	COLONY NORTHSTAR, INC., CLASS A	25,620	27,230
1,545	CORECIVIC, INC.	22,663	41,360
11,000	CORPORATE OFFICE PROPERTIES TRUST	286,815	361,130
4,600	CROWN CASTLE INTERNATIONAL CORP.	191,990	459,908
400	DIGITAL REALTY TRUST, INC.	15,555	47,332
5,200	DOUGLAS EMMETT, INC.	50,620	204,984
1,700	DUKE REALTY CORP.	28,419	48,994
845	EQUINIX, INC.	65,492	377,124
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,684	68,064
5,416	EQUITY RESIDENTIAL	174,162	357,077
875	ESSEX PROPERTY TRUST, INC.	116,032	222,276
900	FEDERAL REALTY INVESTMENT TRUST	48,326	111,789
1,046	FOUR CORNERS PROPERTY TRUST, INC.	9,190	26,066
1,200	GGP, INC.	20,388	24,924
7,000	HCP, INC.	71,129	194,810
1,800	HOSPITALITY PROPERTIES TRUST	23,220	51,282
12,222	HOST HOTELS & RESORTS, INC.	93,479	225,985
678	HOWARD HUGHES (THE) CORP.(b)	20,502	79,957
400	JBG SMITH PROPERTIES(b)	6,941	13,684
700	JONES LANG LASALLE, INC.	39,951	86,450
8,201	KIMCO REALTY CORP.	98,033	160,330
4,200	LAMAR ADVERTISING CO., CLASS A	51,171	287,826
1,100	LIBERTY PROPERTY TRUST	23,237	45,166
600	LIFE STORAGE, INC.	49,363	49,086
5,123	MACERICH (THE) CO.	119,645	281,611
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	192,384
3,721	PIEDMONT OFFICE REALTY TRUST, INC., CLASS A	75,000	75,015
10,169	PROLOGIS, INC.	257,893	645,325
1,061	PUBLIC STORAGE	65,830	227,043
6,972	RAYONIER, INC.	74,591	201,421
2,600	REALTY INCOME CORP.	54,846	148,694
3,900	REGENCY CENTERS CORP.	84,090	241,956
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	82,213	128,674
2,100	SBA COMMUNICATIONS CORP.(b)	214,169	302,505
3,300	SENIOR HOUSING PROPERTIES TRUST	47,020	64,515
3,595	SIMON PROPERTY GROUP, INC.	148,165	578,831
1,900	SL GREEN REALTY CORP.	58,203	192,508
800	SUN COMMUNITIES, INC.	56,769	68,544
2,100	TAUBMAN CENTERS, INC.	57,233	104,370
4,100	UDR, INC.	65,319	155,923
1,300	URBAN EDGE PROPERTIES	18,730	31,356
1,800	VENTAS, INC.	63,969	117,234
800	VORNADO REALTY TRUST	29,237	61,504
2,497	WASHINGTON PRIME GROUP, INC.	14,504	20,800
2,100	WEINGARTEN REALTY INVESTORS	29,916	66,654

10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Real Estate (Cont’d):
4,600	WELLTOWER, INC.	$274,468	323,288
4,916	WEYERHAEUSER CO.	64,713	167,292
		4,365,444	9,690,596	1.88%
Telecommunication Services:
64,112	AT&T, INC.	1,084,391	2,511,267
2,100	CENTURYLINK, INC.	50,358	39,690
17,421	KT CORP. ADR(c)(d)	265,449	241,629
6,710	LEVEL 3 COMMUNICATIONS, INC.(b)	159,907	357,576
35,430	NIPPON TELEGRAPH & TELEPHONE CORP. ADR(c)(d)	1,530,847	1,619,859
49,360	SPRINT CORP.(b)	350,401	384,021
14,763	TELEFONICA S.A. ADR(c)(d)	144,224	159,293
1,900	TELEPHONE & DATA SYSTEMS, INC.	50,350	52,991
11,912	TELSTRA CORP. LTD. ADR(c)(d)	190,123	162,718
17,545	T-MOBILE US, INC.(b)	753,602	1,081,825
700	UNITED STATES CELLULAR CORP.(b)	26,446	24,780
27,083	VERIZON COMMUNICATIONS, INC.	772,250	1,340,338
900	ZAYO GROUP HOLDINGS, INC.(b)	31,068	30,978
		5,409,416	8,006,965	1.55%
Utilities:
2,000	ALLIANT ENERGY CORP.	24,835	83,140
1,600	AMEREN CORP.	40,872	92,544
2,100	AMERICAN ELECTRIC POWER CO., INC.	64,051	147,504
1,735	AQUA AMERICA, INC.	22,973	57,585
13,200	AVANGRID, INC.	502,113	625,944
5,800	CENTERPOINT ENERGY, INC.	66,308	169,418
13,300	CMS ENERGY CORP.	259,708	616,056
5,589	CONSOLIDATED EDISON, INC.	362,768	450,920
8,862	DOMINION ENERGY, INC.	284,452	681,754
2,800	DTE ENERGY CO.	132,386	300,608
7,651	DUKE ENERGY CORP.	257,468	642,072
8,525	EDISON INTERNATIONAL	182,117	657,874
3,064	ENTERGY CORP.	60,101	233,967
4,961	EVERSOURCE ENERGY	125,492	299,843
2,800	GREAT PLAINS ENERGY, INC.	43,498	84,840
5,031	MDU RESOURCES GROUP, INC.	129,585	130,554
900	NATIONAL FUEL GAS CO.	20,790	50,949
4,400	NEXTERA ENERGY, INC.	204,691	644,820
6,900	NISOURCE, INC.	43,973	176,571
4,800	OGE ENERGY CORP.	43,344	172,944
500	ONE GAS, INC.	3,925	36,820
5,900	PG&E CORP.	79,340	401,731
2,400	PINNACLE WEST CAPITAL CORP.	71,637	202,944
700	PPL CORP.	10,384	26,565
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	55,500
4,800	SCANA CORP.	166,536	232,752
3,200	SEMPRA ENERGY	174,757	365,216
8,600	SOUTHERN (THE) CO.	176,010	422,604
9,841	UGI CORP.	246,543	461,149
1,600	VECTREN CORP.	77,182	105,232
6,420	WEC ENERGY GROUP, INC.	137,909	403,048
1,400	WESTAR ENERGY, INC.	25,767	69,440
5,793	XCEL ENERGY, INC.	79,584	274,125
		4,172,651	9,377,033	1.82%
	Sub-total Common Stocks:	236,791,889	511,916,175	99.24%
Rights:
Consumer Staples:
1,600	CASA LEY (CONTINGENT VALUE RIGHTS)(b)(e)	1,624	1,624
1,600	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT VALUE RIGHTS)(b)(e)	78	51
		1,702	1,675	0.00%
	Sub-total Rights:	1,702	1,675	0.00%

11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund

September 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
3,857,383	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.88%(f)	$3,857,383	3,857,383
	Sub-total Short-Term Investments:	3,857,383	3,857,383	0.75%
	Grand total(g)	$240,650,974	515,775,233	99.99%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2017, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.58% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 1.15% of net assets as of September 30, 2017.

(e)	This is a Level 3 security.

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2016, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,797,986 with net purchases of $1,059,397 during the nine months ended September 30, 2017.

(g)	At September 30, 2017, the cost for Federal income tax purposes was $240,969,768. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$275,526,366
Gross unrealized depreciation	(720,901)
Net unrealized appreciation	$274,805,465

12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2017 (unaudited)

Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

•	Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 -Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2017.

In December 2016, FASB released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the Accounting Standards Codification ® (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Funds have adopted ASU 2016-19 for the period ended September 30, 2017.

	Level 1	Level 2	Level 3	Total
Common Stocks	$511,916,175	$—	$—	$511,916,175
Rights	—	—	1,675	1,675
Short-Term Investments	3,857,383	—	—	3,857,383
Total	$515,773,558	$—	$1,675	$515,775,233

For the Clearwater Core Equity Fund, 100% of the investment value is comprised of equity securities, rights and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At September 30, 2017, two rights were deemed Level 3 classifications, as their trading was suspended pending corporate actions. These rights were valued at period end using the applicable company’s internally determined prices, which also factored in the terms of the applicable corporate actions and third party valuations.

The Clearwater Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2016.

There were no significant Level 3 valuations for which significant unobservable inputs were developed at September 30, 2017.

13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
September 30, 2017 (unaudited)

14	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
104,719	BBX CAPITAL CORP.	$450,862	771,779
27,800	BRINKER INTERNATIONAL, INC.	910,735	885,708
43,903	CALLAWAY GOLF CO.	460,677	633,520
15,326	CARRIAGE SERVICES, INC.	281,361	392,346
232,099	CLARUS CORP.(b)	1,362,012	1,740,742
7,788	COOPER-STANDARD HOLDINGS, INC.(b)	655,493	903,174
8,642	CSS INDUSTRIES, INC.	225,877	249,062
8,792	DINEEQUITY, INC.	360,107	377,880
23,706	EMMIS COMMUNICATIONS CORP., CLASS A(b)	77,628	78,704
26,976	FIESTA RESTAURANT GROUP, INC.(b)	563,643	512,544
7,000	FOX FACTORY HOLDING CORP.(b)	288,856	301,700
151,288	FULL HOUSE RESORTS, INC.(b)	340,576	422,094
101,900	GILDAN ACTIVEWEAR, INC.(c)	3,136,270	3,187,432
23,700	HELEN OF TROY LTD.(b)	2,251,857	2,296,530
8,643	HORIZON GLOBAL CORP.(b)	121,751	152,463
8,272	JAMBA, INC.(b)	61,266	71,470
18,446	LCI INDUSTRIES	1,637,789	2,136,969
19,249	LIBERTY TAX, INC.	239,732	277,186
20,916	LITHIA MOTORS, INC., CLASS A	1,270,486	2,516,404
17,756	LUBY’S, INC.(b)	50,810	47,053
8,715	M/I HOMES, INC.(b)	207,763	232,952
31,800	MALIBU BOATS, INC., CLASS A(b)	885,294	1,006,152
40,251	MARINEMAX, INC.(b)	733,072	666,154
15,076	MARRIOTT VACATIONS WORLDWIDE CORP.	930,591	1,877,414
53,349	MOTORCAR PARTS OF AMERICA, INC.(b)	1,374,648	1,571,662
108,900	NAUTILUS, INC.(b)	1,833,290	1,840,410
114,235	NEW HOME (THE) CO., INC.(b)	1,213,706	1,274,863
5,377	OVERSTOCK.COM, INC.(b)	85,306	159,697
20,000	PENSKE AUTOMOTIVE GROUP, INC.	896,708	951,400
113,392	PINNACLE ENTERTAINMENT, INC.(b)	1,233,312	2,416,383
9,151	POOL CORP.	914,001	989,864
16,803	RED LION HOTELS CORP.(b)	111,607	145,346
25,740	SALEM MEDIA GROUP, INC., CLASS A	153,094	169,884
93,000	SALLY BEAUTY HOLDINGS, INC.(b)	1,875,545	1,820,940
969	SCHOOL SPECIALTY, INC.(b)	16,318	16,231
2,976	SONIC AUTOMOTIVE, INC., CLASS A	49,991	60,710
39,121	STONERIDGE, INC.(b)	680,372	774,987
40,422	SUMMER INFANT, INC.(b)	69,500	76,398
28,100	TENNECO, INC.	1,616,097	1,704,827
104,829	TILE SHOP HOLDINGS, INC.	1,559,270	1,331,328
15,700	TOPBUILD CORP.(b)	409,065	1,023,169
15,314	TOWN SPORTS INTERNATIONAL HOLDINGS, INC.(b)	36,730	107,198
16,464	UNIFI, INC.(b)	449,582	586,612
41,911	US AUTO PARTS NETWORK, INC.(b)	129,570	121,123
69,633	WINNEBAGO INDUSTRIES, INC.	2,603,851	3,116,077
		34,816,071	41,996,541	11.49%
Consumer Staples:
22,829	BOB EVANS FARMS, INC.	1,519,535	1,769,476
26,083	CALAVO GROWERS, INC.	1,800,319	1,909,276
15,141	COFFEE HOLDING CO., INC.(b)	69,124	67,226
6,222	ELF BEAUTY, INC.(b)	127,802	140,306
29,170	FARMER BROTHERS CO.(b)	932,424	958,234
30,004	INVENTURE FOODS, INC.(b)	130,062	140,719
37,752	MEDIFAST, INC.	1,217,175	2,241,336
17,805	MGP INGREDIENTS, INC.	901,256	1,079,517
46,907	OMEGA PROTEIN CORP.	765,182	781,001
94,597	S&W SEED CO.(b)	394,133	297,981
71,776	SUNOPTA, INC.(b)(c)	548,994	624,451
51,200	UNITED NATURAL FOODS, INC.(b)	2,065,466	2,129,408
25,276	UNIVERSAL CORP.	1,458,366	1,448,315
		11,929,838	13,587,246	3.72%
Energy:
21,882	GREEN PLAINS, INC.	461,072	440,922
83,731	MURPHY OIL CORP.	2,130,986	2,223,895
33,972	OIL STATES INTERNATIONAL, INC.(b)	1,063,895	861,190
13,775	PAR PACIFIC HOLDINGS, INC.(b)	231,151	286,520

15	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
33,069	SM ENERGY CO.	$1,173,833	586,644
71,608	SUPERIOR ENERGY SERVICES, INC.(b)	720,870	764,774
36,900	WORLD FUEL SERVICES CORP.	1,329,632	1,251,279
		7,111,439	6,415,224	1.75%
Financials:
143,323	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	3,283,707	4,167,833
5,554	AMERICAN RIVER BANKSHARES	76,148	77,923
31,144	AMERIS BANCORP	960,241	1,494,912
1,074	AMES NATIONAL CORP.	29,797	32,059
16,137	ANWORTH MORTGAGE ASSET CORP.	90,871	96,983
40,627	ARES COMMERCIAL REAL ESTATE CORP.	522,987	540,745
29,771	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	1,796,079	1,830,916
61,923	ASPEN INSURANCE HOLDINGS LTD.(c)	2,595,714	2,501,689
107,251	ASSOCIATED BANC-CORP	2,470,813	2,600,837
73,781	ATLANTIC COAST FINANCIAL CORP.(b)	598,210	650,011
18,335	ATLAS FINANCIAL HOLDINGS, INC.(b)	239,765	346,532
2,379	AUBURN NATIONAL BANCORPORATION, INC.	78,025	83,265
27,238	BANC OF CALIFORNIA, INC.	503,390	565,188
7,234	BANCORP 34, INC.(b)	92,415	101,276
47,290	BANKFINANCIAL CORP.	577,051	751,438
23,174	BANKUNITED, INC.	684,558	824,299
1,758	BAY BANKS OF VIRGINIA, INC.	16,577	16,736
48,775	BCB BANCORP, INC.	597,494	680,411
26,467	BRIDGE BANCORP, INC.	773,095	898,555
20,927	BYLINE BANCORP, INC.(b)	410,994	444,908
47,427	CAPITAL SOUTHWEST CORP.	770,304	812,425
11,500	CB FINANCIAL SERVICES, INC.	308,287	342,125
2,605	CBT FINANCIAL CORP.	93,346	92,868
27,827	CENTRAL VALLEY COMMUNITY BANCORP	546,948	620,542
3,639	CHARTER FINANCIAL CORP.	61,304	67,431
31,382	CITIZENS COMMUNITY BANCORP, INC.	421,983	436,524
34,861	CIVISTA BANCSHARES, INC.	718,816	778,795
24,906	CNB FINANCIAL CORP.	479,061	680,432
25,300	COMMERCE BANCSHARES, INC.	1,395,420	1,461,581
17,739	COMMUNITY BANKERS TRUST CORP.(b)	96,216	163,199
53,919	DONEGAL GROUP, INC., CLASS A	874,465	869,713
4,539	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	96,454	97,861
5,173	EAGLE BANCORP MONTANA, INC.	95,096	95,183
23,314	EMC INSURANCE GROUP, INC.	437,681	656,289
31,116	ENTERPRISE FINANCIAL SERVICES CORP.	1,266,506	1,317,763
3,831	EQUITY BANCSHARES, INC., CLASS A(b)	124,253	136,307
43,796	ESSA BANCORP, INC.	602,796	687,597
12,600	FARMERS CAPITAL BANK CORP.	461,072	529,830
19,986	FARMERS NATIONAL BANC CORP.	209,675	300,789
3,507	FIDUS INVESTMENT CORP.	56,241	56,393
129,001	FIFTH STREET FINANCE CORP.	533,900	705,635
53,295	FIFTH STREET SENIOR FLOATING RATE CORP.	427,956	468,996
18,190	FINANCIAL ENGINES, INC.	606,818	632,102
7,584	FIRST BANCORP	158,271	260,965
6,562	FIRST BANCSHARES (THE), INC.	182,278	197,844
7,886	FIRST BANK	89,900	104,884
5,926	FIRST FINANCIAL NORTHWEST, INC.	94,256	100,683
10,335	FIRST GUARANTY BANCSHARES, INC.	227,440	278,425
13,187	FIRST MID-ILLINOIS BANCSHARES, INC.	332,404	506,381
64,032	FIRST MIDWEST BANCORP, INC.	1,426,183	1,499,629
49,666	FIRSTCASH, INC.	3,000,511	3,136,408
2,457	FNB BANCORP	70,280	83,341
87,088	FNB CORP.	1,142,135	1,221,845
4,829	FOUR OAKS FINCORP, INC.	81,574	93,924
71,880	HANMI FINANCIAL CORP.	1,665,572	2,224,686
14,839	HANOVER INSURANCE GROUP (THE), INC.	1,422,332	1,438,344
48,620	HERITAGE COMMERCE CORP.	560,431	691,863
7,073	HOME BANCORP, INC.	198,149	295,793
37,034	HOME BANCSHARES, INC.	909,002	933,997
195,940	HOPE BANCORP, INC.	3,555,921	3,470,097
13,897	HOPFED BANCORP, INC.	187,854	200,256
12,896	HORIZON BANCORP	312,999	376,176

16	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
5,900	INFINITY PROPERTY & CASUALTY CORP.	$533,422	555,780
6,230	INVESTAR HOLDING CORP.	132,388	150,143
2,019	ISABELLA BANK CORP.	57,327	58,553
1,113	LANDMARK BANCORP, INC.	31,391	31,442
66,496	LCNB CORP.	1,131,843	1,393,091
24,396	LEGACYTEXAS FINANCIAL GROUP, INC.	728,415	973,888
18,695	MACKINAC FINANCIAL CORP.	256,578	289,773
13,760	MB FINANCIAL, INC.	577,407	619,475
2,378	MIDDLEFIELD BANC CORP.	108,289	109,626
4,929	MIDLAND STATES BANCORP, INC.	113,417	156,151
39,991	MIDWESTONE FINANCIAL GROUP, INC.	1,331,165	1,350,096
2,385	MONROE CAPITAL CORP.	32,799	34,129
3,000	MSB FINANCIAL CORP.	48,797	53,100
3,394	NATIONAL BANKSHARES, INC.	124,286	152,560
6,300	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	2,101,907	2,198,700
55,619	NEW MOUNTAIN FINANCE CORP.	786,104	792,571
5,358	NORWOOD FINANCIAL CORP.	123,227	163,526
3,714	OCEANFIRST FINANCIAL CORP.	71,781	102,098
2,925	ORRSTOWN FINANCIAL SERVICES, INC.	62,731	72,833
2,204	PACIFIC FINANCIAL CORP.	20,107	20,277
3,202	PENNS WOODS BANCORP, INC.	133,999	148,797
22,707	PEOPLES BANCORP OF NORTH CAROLINA, INC.	598,040	808,823
5,858	PEOPLES FINANCIAL SERVICES CORP.	239,185	280,012
5,032	PEOPLE’S UTAH BANCORP	94,093	163,288
67,200	PRA GROUP, INC.(b)	1,908,358	1,925,280
17,902	PREMIER FINANCIAL BANCORP, INC.	338,162	390,085
17,300	RENAISSANCERE HOLDINGS LTD.(c)	2,329,008	2,337,922
131,667	RESOURCE CAPITAL CORP.	1,255,219	1,419,370
274	RIVERVIEW BANCORP, INC.(b)	1,965	2,302
3,636	SALISBURY BANCORP, INC.	137,808	160,348
23,307	SELECT BANCORP, INC.(b)	270,804	272,925
15,981	SHORE BANCSHARES, INC.	245,090	266,084
27,991	SI FINANCIAL GROUP, INC.	295,867	418,465
6,841	SIERRA BANCORP	128,495	185,733
3,880	SOUND FINANCIAL BANCORP, INC.	115,735	129,786
29,665	SOUTHERN MISSOURI BANCORP, INC.	787,237	1,082,476
51,134	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	834,402	868,767
772	SOUTHWEST GEORGIA FINANCIAL CORP.	15,753	15,826
59,880	STERLING BANCORP	1,279,187	1,476,042
28,089	STIFEL FINANCIAL CORP.	1,424,839	1,501,638
19,081	SUMMIT FINANCIAL GROUP, INC.	416,297	489,618
27,074	SUMMIT STATE BANK	349,722	335,718
27,581	SUN BANCORP, INC.	661,597	685,388
2,714	SUNCREST BANK(b)	27,318	28,497
33,012	SUNSHINE BANCORP, INC.(b)	695,482	767,199
16,052	SUTHERLAND ASSET MANAGEMENT CORP.	203,857	252,016
32,967	SYNOVUS FINANCIAL CORP.	966,978	1,518,460
202,794	TCF FINANCIAL CORP.	3,230,060	3,455,610
7,148	TCP CAPITAL CORP.	116,652	117,871
7,475	TGR FINANCIAL, INC.(b)	62,961	76,993
11,635	TRICO BANCSHARES	304,466	474,126
111,200	UMPQUA HOLDINGS CORP.	2,020,524	2,169,512
4,620	UNITED BANCSHARES, INC.	100,066	101,871
6,093	UNITED COMMUNITY BANCORP	116,160	117,290
1,113	UNITED COMMUNITY FINANCIAL CORP.(b)	9,987	10,685
12,119	UNITED FINANCIAL BANCORP, INC.	162,217	221,657
23,102	UNITY BANCORP, INC.	333,593	457,420
9,751	UNIVEST CORP. OF PENNSYLVANIA	224,017	312,032
14,999	VALIDUS HOLDINGS LTD.(c)	738,589	738,101
39,725	WALKER & DUNLOP, INC.(b)	681,808	2,078,809
56,055	WEBSTER FINANCIAL CORP.	2,701,984	2,945,690
26,857	WEST BANCORPORATION, INC.	568,458	655,311
		78,199,441	88,974,092	24.34%
Health Care:
3,298	ANIKA THERAPEUTICS, INC.(b)	148,150	191,284
18,269	BIOTELEMETRY, INC.(b)	608,765	602,877
47,421	CAMBREX CORP.(b)	2,269,012	2,608,155

17	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
62,652	CAPITAL SENIOR LIVING CORP.(b)	$996,269	786,283
13,810	COMPUTER PROGRAMS & SYSTEMS, INC.	398,781	408,086
6,949	CROSS COUNTRY HEALTHCARE, INC.(b)	86,446	98,884
29,815	CUTERA, INC.(b)	594,752	1,232,850
33,418	DIGIRAD CORP.	156,345	115,292
38,208	EMERGENT BIOSOLUTIONS, INC.(b)	1,251,091	1,545,514
7,967	HEALTHSTREAM, INC.(b)	176,489	186,189
21,800	HILL-ROM HOLDINGS, INC.	1,661,686	1,613,200
92,394	HMS HOLDINGS CORP.(b)	1,497,740	1,834,945
13,354	ICON PLC(b)(c)	595,818	1,520,754
8,529	ICU MEDICAL, INC.(b)	1,142,301	1,585,115
44,100	INC RESEARCH HOLDINGS, INC., CLASS A(b)	2,393,858	2,306,430
20,481	MAGELLAN HEALTH, INC.(b)	1,387,740	1,767,510
36,200	MEDNAX, INC.(b)	1,548,538	1,560,944
25,485	OMNICELL, INC.(b)	896,313	1,301,009
73,897	OWENS & MINOR, INC.	2,109,235	2,157,792
24,368	PHARMERICA CORP.(b)	711,068	713,982
53,139	PREMIER, INC., CLASS A(b)	1,719,516	1,730,737
23,062	PRESTIGE BRANDS HOLDINGS, INC.(b)	1,176,210	1,155,176
28,905	PROVIDENCE SERVICE (THE) CORP.(b)	1,463,825	1,563,182
80,877	STREAMLINE HEALTH SOLUTIONS, INC.(b)	100,379	118,889
56,604	TIVITY HEALTH, INC.(b)	2,025,268	2,309,443
95,131	TRIPLE-S MANAGEMENT CORP., CLASS B(b)(c)	2,316,725	2,252,702
10,294	VAREX IMAGING CORP.(b)	338,542	348,349
		29,770,862	33,615,573	9.19%
Industrials:
147,911	ACTUANT CORP., CLASS A	3,849,852	3,786,522
58,000	AIR LEASE CORP.	2,316,765	2,471,960
35,407	AIR TRANSPORT SERVICES GROUP, INC.(b)	538,506	861,806
24,246	ALBANY INTERNATIONAL CORP., CLASS A	997,486	1,391,720
13,980	AMERICAN RAILCAR INDUSTRIES, INC.	504,060	539,628
20,829	APOGEE ENTERPRISES, INC.	1,069,594	1,005,208
92,183	ARC DOCUMENT SOLUTIONS, INC.(b)	363,444	377,029
47,833	ARMSTRONG FLOORING, INC.(b)	829,301	753,370
15,009	ASTRONICS CORP.(b)	412,352	446,518
4,530	ATKORE INTERNATIONAL GROUP, INC.(b)	73,103	88,380
18,851	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	849,921	1,240,396
37,901	AVIS BUDGET GROUP, INC.(b)	1,394,028	1,442,512
28,107	BLUE BIRD CORP.(b)	422,697	579,004
20,030	BRINK’S (THE) CO.	1,311,392	1,687,528
58,025	CHART INDUSTRIES, INC.(b)	2,096,569	2,276,321
34,182	COLUMBUS MCKINNON CORP.	821,807	1,294,472
3,148	CONTINENTAL BUILDING PRODUCTS, INC.(b)	81,241	81,848
33,119	COVENANT TRANSPORTATION GROUP, INC., CLASS A(b)	608,692	959,789
9,648	CPI AEROSTRUCTURES, INC.(b)	83,514	90,209
45,034	CUBIC CORP.	1,998,981	2,296,734
10,723	CURTISS-WRIGHT CORP.	740,836	1,120,982
22,300	DONALDSON CO., INC.	999,628	1,024,462
13,317	ECHO GLOBAL LOGISTICS, INC.(b)	202,236	251,025
17,337	ENERSYS	1,250,645	1,199,200
204,183	ESSENDANT, INC.	2,550,985	2,689,090
54,014	GENCOR INDUSTRIES, INC.(b)	820,098	953,347
26,082	GENERAC HOLDINGS, INC.(b)	946,794	1,197,946
76,771	GENERAL CABLE CORP.	1,445,510	1,447,133
86,203	GIBRALTAR INDUSTRIES, INC.(b)	2,499,325	2,685,224
13,700	GORMAN-RUPP (THE) CO.	419,810	446,209
6,200	GRACO, INC.	744,956	766,878
35,707	HARDINGE, INC.	477,864	545,246
37,855	HARSCO CORP.(b)	268,830	791,170
6,857	HERC HOLDINGS, INC.(b)	261,813	336,884
38,111	INTERFACE, INC.	616,438	834,631
72,983	JELD-WEN HOLDING, INC.(b)	2,451,275	2,592,356
6,849	KADANT, INC.	338,324	674,969
57,379	KBR, INC.	987,770	1,025,937
26,067	KENNAMETAL, INC.	915,306	1,051,543
19,381	LSC COMMUNICATIONS, INC.	380,761	319,980
120,791	LSI INDUSTRIES, INC.	1,031,887	798,429

18	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
38,298	MASONITE INTERNATIONAL CORP.(b)	$2,504,623	2,650,222
21,096	MCGRATH RENTCORP	734,503	922,950
57,417	MILACRON HOLDINGS CORP.(b)	884,544	968,051
26,663	NAVIGANT CONSULTING, INC.(b)	417,017	451,138
52,590	NCI BUILDING SYSTEMS, INC.(b)	754,512	820,404
33,934	NEFF CORP., CLASS A(b)	843,796	848,350
7,532	NORDSON CORP.	681,421	892,542
13,500	NOW, INC.(b)	180,866	186,435
24,843	ON ASSIGNMENT, INC.(b)	712,554	1,333,572
10,563	PARK-OHIO HOLDINGS CORP.	384,250	481,673
211,000	PGT INNOVATIONS, INC.(b)	2,959,807	3,154,450
66,439	PIONEER POWER SOLUTIONS, INC.(b)	408,780	504,936
88,545	PLY GEM HOLDINGS, INC.(b)	1,428,461	1,509,692
194,219	QUANEX BUILDING PRODUCTS CORP.	4,037,376	4,457,326
42,619	R.R. DONNELLEY & SONS CO.	504,137	438,976
12,660	REGAL BELOIT CORP.	998,745	1,000,140
55,736	REV GROUP, INC.	1,423,774	1,602,967
17,300	RUSH ENTERPRISES, INC., CLASS A(b)	718,851	800,817
29,264	SKYWEST, INC.	965,773	1,284,690
35,363	SPX CORP.(b)	833,830	1,037,550
168,000	STEELCASE, INC., CLASS A	2,392,358	2,587,200
9,230	TELEDYNE TECHNOLOGIES, INC.(b)	272,162	1,469,231
40,855	TEREX CORP.	1,755,533	1,839,292
33,000	TETRA TECH, INC.	1,416,008	1,536,150
36,217	TITAN MACHINERY, INC.(b)	406,774	562,450
122,114	TRIMAS CORP.(b)	3,123,213	3,297,078
10,019	VALMONT INDUSTRIES, INC.	1,527,033	1,584,004
25,147	VIAD CORP.	1,002,513	1,531,452
30,000	WESCO AIRCRAFT HOLDINGS, INC.(b)	284,244	282,000
40,912	WOODWARD, INC.	2,269,755	3,175,180
6,045	YRC WORLDWIDE, INC.(b)	60,441	83,421
		77,862,050	89,717,934	24.54%
Information Technology:
2,527	ALJ REGIONAL HOLDINGS, INC.(b)	7,846	8,743
22,707	ANIXTER INTERNATIONAL, INC.(b)	1,735,116	1,930,095
26,731	ASTRONOVA, INC.	347,727	346,166
64,286	BAZAARVOICE, INC.(b)	306,954	318,216
29,248	BELDEN, INC.	1,813,225	2,355,341
21,344	BLACKHAWK NETWORK HOLDINGS, INC.(b)	897,661	934,867
5,310	CALAMP CORP.(b)	101,254	123,458
17,952	CAMTEK LTD.(b)(c)	88,840	91,914
30,700	COHU, INC.	663,185	731,888
20,722	COMMVAULT SYSTEMS, INC.(b)	1,066,878	1,259,898
13,373	COMTECH TELECOMMUNICATIONS CORP.	146,110	274,548
71,471	CYPRESS SEMICONDUCTOR CORP.	954,242	1,073,494
84,108	DIEBOLD NIXDORF, INC.	2,094,302	1,921,868
51,465	DIGI INTERNATIONAL, INC.(b)	570,895	545,529
5,083	DSP GROUP, INC.(b)	60,845	66,079
24,300	ENTEGRIS, INC.(b)	670,517	701,055
21,931	EURONET WORLDWIDE, INC.(b)	1,292,267	2,078,839
9,206	FORMFACTOR, INC.(b)	113,381	155,121
133,620	FRANKLIN WIRELESS CORP.(b)	287,454	331,378
80,704	FREQUENCY ELECTRONICS, INC.(b)	784,862	757,811
7,570	GTT COMMUNICATIONS, INC.(b)	198,525	239,591
43,212	INSIGHT ENTERPRISES, INC.(b)	1,759,907	1,984,295
20,603	INTEST CORP.(b)	95,903	171,005
4,987	IPG PHOTONICS CORP.(b)	192,810	922,894
16,565	ITRON, INC.(b)	952,803	1,282,959
46,804	JABIL, INC.	780,082	1,336,254
19,157	LUMENTUM HOLDINGS, INC.(b)	1,197,602	1,041,183
15,683	MACOM TECHNOLOGY SOLUTIONS HOLDINGS, INC.(b)	528,776	699,619
92,716	MARCHEX, INC., CLASS B(b)	254,888	286,492
191,935	MODUSLINK GLOBAL SOLUTIONS, INC.(b)	307,385	360,838
22,929	MTS SYSTEMS CORP.	1,217,623	1,225,555
44,779	NOVANTA, INC.(b)	1,282,063	1,952,364
82,459	ON SEMICONDUCTOR CORP.(b)	1,443,613	1,523,018
5,947	PC CONNECTION, INC.	157,636	167,646

19	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
7,652	PERCEPTRON, INC.(b)	$45,110	60,374
66,716	PERFICIENT, INC.(b)	1,039,425	1,312,304
9,582	PFSWEB, INC.(b)	73,381	80,010
4,174	PLEXUS CORP.(b)	230,215	234,078
3,025	QAD, INC., CLASS A	94,113	103,909
62,908	SCANSOURCE, INC.(b)	2,550,076	2,745,934
124,348	SUPPORT.COM, INC.(b)	369,373	292,218
102,963	SYNCHRONOSS TECHNOLOGIES, INC.(b)	2,061,534	960,645
30,684	SYNNEX CORP.	1,658,939	3,881,833
86,431	UNISYS CORP.(b)	1,145,585	734,663
104,992	VERIFONE SYSTEMS, INC.(b)	2,187,534	2,129,238
16,767	VIASAT, INC.(b)	1,113,102	1,078,453
		36,941,564	42,813,680	11.71%
Materials:
37,772	BERRY GLOBAL GROUP, INC.(b)	857,239	2,139,784
103,955	CALGON CARBON CORP.	1,963,648	2,224,637
33,800	H.B. FULLER CO.	1,883,465	1,962,428
67,310	HANDY & HARMAN LTD.(b)	1,412,273	2,190,940
30,340	INGEVITY CORP.(b)	1,374,446	1,895,340
27,920	KOPPERS HOLDINGS, INC.(b)	538,423	1,288,508
6,756	KRATON CORP.(b)	182,579	273,213
24,000	RELIANCE STEEL & ALUMINUM CO.	1,733,626	1,828,080
71,700	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	2,875,760	2,972,682
14,349	SUNCOKE ENERGY, INC.(b)	142,130	131,150
19,848	TRECORA RESOURCES(b)	216,881	263,978
15,528	US CONCRETE, INC.(b)	738,226	1,184,786
		13,918,696	18,355,526	5.02%
Real Estate:
50,331	ARMADA HOFFLER PROPERTIES, INC.	676,751	695,071
33,021	ASHFORD HOSPITALITY TRUST, INC.	205,109	220,250
62,557	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	692,977	691,880
32,471	CATCHMARK TIMBER TRUST, INC., CLASS A	361,028	409,459
46,050	CBL & ASSOCIATES PROPERTIES, INC.	497,185	386,360
131,699	CEDAR REALTY TRUST, INC.	756,526	740,148
23,803	CHATHAM LODGING TRUST	484,196	507,480
29,326	COMMUNITY HEALTHCARE TRUST, INC.	691,158	790,629
67,067	DIAMONDROCK HOSPITALITY CO.	729,196	734,384
27,246	EDUCATION REALTY TRUST, INC.	1,089,149	978,949
23,625	GRAMERCY PROPERTY TRUST	497,862	714,656
18,600	HFF, INC., CLASS A	690,477	735,816
49,181	JERNIGAN CAPITAL, INC.	1,048,150	1,010,670
46,926	KITE REALTY GROUP TRUST	1,096,851	950,251
24,008	MARCUS & MILLICHAP, INC.(b)	563,536	647,976
65,175	MEDICAL PROPERTIES TRUST, INC.	568,714	855,748
31,096	RETAIL OPPORTUNITY INVESTMENTS CORP.	622,621	591,135
55,430	STAG INDUSTRIAL, INC.	911,218	1,522,662
26,657	STARWOOD WAYPOINT HOMES	921,195	969,515
3,627	STRATUS PROPERTIES, INC.	104,822	109,898
		13,208,721	14,262,937	3.90%
Telecommunication Services:
97,577	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	179,968	221,500
5,035	CINCINNATI BELL, INC.(b)	100,773	99,945
36,486	HAWAIIAN TELCOM HOLDCO, INC.(b)	858,822	1,088,012
		1,139,563	1,409,457	0.39%
Utilities:
16,566	ALLETE, INC.	592,345	1,280,386
12,571	NEW JERSEY RESOURCES CORP.	463,605	529,868
98,824	PURE CYCLE CORP.(b)	575,793	741,180
18,831	SPIRE, INC.	941,910	1,405,734
9,444	US GEOTHERMAL, INC.(b)	40,505	37,682
		2,614,158	3,994,850	1.09%
	Sub-total Common Stocks:	307,512,403	355,143,060	97.14%
Rights:

20	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)	$—	—
		—	—	0.00%
	Sub-total Rights:	—	—	0.00%
Short-Term Investments:
11,634,444	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.88%(d)	11,634,444	11,634,444
	Sub-total Short-Term Investments:	11,634,444	11,634,444	3.18%
	Grand total(e)	$319,146,847	366,777,504	100.32%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2017, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.13% of net assets.

(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2016, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $12,813,306 with net sales of $1,178,862 during the nine months ended September 30, 2017.

(e)	At September 30, 2017, the cost for Federal income tax purposes was $319,449,753. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$52,878,448
Gross unrealized depreciation	(5,550,697)
Net unrealized appreciation	$47,327,751

21	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2017.

In December 2016, FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Funds have adopted ASU 2016-19 for the period ended September 30, 2017.

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$88,928,859	$45,233	$—	$88,974,092
Information Technology	42,482,302	331,378	—	42,813,680
All Other Industries	223,355,288	—	—	223,355,288
Short-Term Investments	11,634,444	—	—	11,634,444
Total	$366,400,893	$376,611	$—	$366,777,504

For the Clearwater Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.

The Clearwater Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period.

22	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

At September 30, 2017, the Clearwater Small Companies Fund had transfers from Level 1 to Level 2 classifications from December 31 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value	Reason
Common Stocks
Information Technology	$331,378	Equity priced at bid price

23	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

September 30, 2017 (unaudited)

24	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$2,360,733	2,756,236
12,000	BLACKROCK MUNIHOLDINGS FUND II INC			174,062	188,040
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,203,728
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	798,189
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	485,520
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	125,028
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	796,905
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	1,988,756
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	744,997
101,896	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,307,244	1,359,293
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,697,704
4,965	DEUTSCHE MUNICIPAL INCOME TRUST			42,937	63,105
43,668	DREYFUS STRATEGIC MUNICIPAL BOND FUND INC			359,770	369,868
18,592	EATON VANCE CALIFORNIA MUNICIPAL BOND FUND II			206,025	224,405
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,985,371	2,049,356
113,205	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,410,252	1,472,797
30,000	INVESCO MUNICIPAL TRUST			412,242	383,100
66,122	INVESCO QUALITY MUNICIPAL INCOME TRUST			750,670	846,362
60,000	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			774,122	804,000
50,248	MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND			632,960	692,920
53,000	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			748,312	815,670
245,475	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,273,528	3,399,823
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	218,214
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	715,155
29,740	NUVEEN QUALITY MUNICIPAL INCOME FUND			409,650	422,018
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	353,640
19,613	WESTERN ASSET MUNICIPAL PARTNERS FUND INC			246,036	303,609
	Sub-total Closed-End Funds:			24,283,043	26,278,438	5.09%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	0.00	1,515,340	2,186,745
540,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	540,000	546,588
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,117,395	1,185,190
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	737,361	765,210
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	526,055
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	32,340
670,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	670,000	716,585
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,020,064	1,165,040
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	0.00	531,072	944,020
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	977,443	1,019,100
785,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	774,426	786,005
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	1,003,720
1,915,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,879,766	2,089,744
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	510,556	503,325
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	496,490
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	516,002	562,720
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	508,085	578,130
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	492,169	515,800
1,000,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE	1/1/2023	6.00	988,930	1,022,000
750,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE	1/1/2029	6.50	728,195	772,650
1,425,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,325,914	1,466,881
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	985,224	1,074,730
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,186,431	1,352,166
920,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	920,000	950,397
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,094,015	2,179,240

25	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	$500,000	500,605
520,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	520,000	521,373
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	724,578	838,905
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(d)	9/1/2035	6.00	1,150,000	1,185,719
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,050,109	1,295,430
390,000	BUTLER CNTY PA GEN AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	1.60	390,000	315,143
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	504,655	563,775
660,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	607,071	666,904
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	501,630	553,165
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	6.00	1,494,799	1,916,040
500,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	500,000	550,465
1,370,000	CAPITAL TRUST AGY FL CHRT SCHREVENUE	2/1/2035	5.38	1,370,000	1,350,162
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	757,823
1,750,000	CAPITAL TRUST AGY FL REVENUE(d)	12/1/2035	6.75	1,747,765	1,757,297
750,000	CAPITAL TRUST AGY FL REVENUE(d)	7/1/2037	6.75	750,000	760,050
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(d)	8/1/2027	5.00	750,000	760,433
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(d)	8/1/2032	5.38	750,000	760,238
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	0.00	792,763	1,103,540
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	989,115	1,073,720
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,015,982	1,094,890
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,650	535,890
750,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(d)	5/1/2032	5.00	755,725	763,695
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,018,556	1,138,970
520,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	446,083	520,582
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,067,249	1,060,400
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,001,789	1,125,690
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,127,732	1,123,570
165,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	164,835	166,492
1,500,000	CLOVIS CA UNIF SCH DIST(f)	8/1/2030	0.00	691,966	881,895
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,795	845,715
490,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)	5/15/2022	5.25	490,000	489,990
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)	5/15/2026	7.25	750,000	815,505
1,000,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)	5/15/2044	8.13	1,117,791	1,111,810
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,467,530	1,687,350
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	977,099	1,029,960
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,557	1,051,960
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(d)	9/1/2046	5.00	1,010,602	992,900
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	988,612	1,148,030
500,000	COLORADO ST HLTH FACS AUTH REVENUE(d)	12/1/2035	5.75	492,252	513,890
115,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	115,000	117,208
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	0.00	803,176	980,770
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN PROGRAM	11/15/2035	3.88	1,000,000	1,043,770

26	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	$1,500,000	1,522,350
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	530,651
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	1,017,610
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,003,250
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	529,790
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	529,435
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	6.80	1,104,879	1,497,728
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	127,120
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	504,558	537,390
145,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE(d)	10/1/2017	5.65	145,000	145,036
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	761,145
474,200	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	481,196	485,453
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,008,277	1,163,000
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,011,474	2,125,500
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,004,487	1,065,030
1,000,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(d)	10/15/2022	4.00	997,586	1,005,430
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,020,545	1,157,800
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	491,619	539,670
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,019,030
500,000	DECATUR IL	3/1/2034	5.00	513,783	570,230
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(f)	2/1/2029	0.00	564,123	564,170
1,000,000	DEL MAR CA RACE TRACK AUTH	10/1/2035	5.00	1,048,995	1,104,510
245,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	245,000	253,051
750,000	DENVER CO HLTH & HOSP AUTH HLTH CARE REVENUE(d)	12/1/2034	5.00	830,595	828,637
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	538,935
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,085,460
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,108,120
750,000	DIST OF COLUMBIA REVENUE	7/1/2037	5.00	750,000	782,310
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,050,620
3,000,000	DUBLIN CA UNIF SCH DIST(f)	8/1/2034	0.00	1,042,241	1,132,680
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,056,940
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,513,680
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,027,024	2,312,752
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,978	812,407
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,063,613	1,248,190
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	0.00	725,877	1,110,150
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	0.00	913,960	1,192,318
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,028,320
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	645,399	679,974
750,000	EVANSVILLE IN MF HSG REVENUE	1/1/2038	5.45	750,000	749,753
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	508,295
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(c)	3/1/2036	5.13	238,000	59,460
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,000	1,041,650
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,004,169	1,059,560
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(c)	5/1/2013	5.75	314,118	188,861
845,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	845,000	897,593
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	990,569	1,056,330

27	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(d)	6/15/2035	6.00	$1,001,169	1,057,350
215,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	215,277	231,871
795,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	795,000	806,782
985,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	985,000	1,030,852
850,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	850,000	877,820
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(d)	8/25/2026	8.50	1,250,000	1,441,775
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,046,268	1,106,950
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(d)	6/1/2027	6.50	1,000,000	1,012,760
1,040,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	914,345	994,209
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	983,861	1,065,720
1,586,920	GALVESTON CNTY TX MUN UTIL DIST #52	2/21/2018	5.87	1,586,920	1,269,520
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,545,500
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,047,800
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	1,000,000	1,028,780
4,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	4,500,000	4,566,295
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,005,037	1,016,490
1,740,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.55	1,740,000	1,710,890
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,945,562	1,967,218
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	6/1/2044	3.60	1,000,000	986,780
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	559,933	533,995
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	0.00	1,082,856	1,406,400
1,065,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,041,387	1,207,870
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	8/15/2021	6.75	1,250,000	1,333,087
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	0.00	1,075,628	1,534,890
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	0.00	2,808,031	2,995,825
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	0.00	893,044	1,168,680
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	754,925	851,280
825,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	825,000	915,024
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,024,296	1,156,350
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,532,263	1,667,475
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	808,807
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	742,564	790,335
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,064,272	1,072,890
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,492,700	1,544,355
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	547,325
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,048,820
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	552,525
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	682,024	712,355
565,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	565,000	565,706
435,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	435,526	446,615
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,711	533,900
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	771,221	791,100
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	486,790	535,190
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,075,480
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,720	502,670
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,599,254	1,669,950
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	6.75	1,008,871	1,281,510
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	492,940	528,420
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,041,507	3,376,410
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,699	546,545
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	987,644	1,107,140
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,040,097	1,083,520
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	536,427	560,860
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,342	1,132,050
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,038,873	1,100,380
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,453,740
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,661,488	1,673,355
715,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	715,000	746,110

28	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	$1,000,000	1,065,660
1,500,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)	11/15/2036	5.75	1,500,000	1,480,380
885,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	873,422	926,462
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	781,762
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,023,252	1,053,230
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	523,865	532,025
400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	399,218	408,052
1,700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,686,242	1,988,014
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	833,745
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,038,490
1,400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,465,604
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(d)	5/1/2037	5.00	744,367	782,482
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,320	796,987
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	1,004,160
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	502,300
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,988,429	2,216,100
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	743,050	771,817
470,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	470,000	494,106
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	767,503	762,150
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REV	12/1/2045	5.38	996,365	1,006,440
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(c)	1/1/2015	6.38	180,000	76,428
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(c)	1/1/2036	5.25	1,005,522	289,600
385,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2024	5.63	385,000	390,921
275,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2026	4.00	274,568	276,782
20,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2044	5.75	19,598	20,087
700,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2046	4.75	690,151	699,972
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,014,624	1,144,550
260,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	260,000	267,797
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	532,244	524,050
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,015,967	1,087,190
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	540,614	565,020
1,000,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2047	5.00	1,114,258	1,108,050
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,261	826,035
430,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	1.58	430,000	389,103
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	493,164	550,210
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,571,003	1,603,815
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,508,880	1,629,169

29	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	$1,024,081	1,110,110
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,013,960	1,092,970
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	52,500
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,032,540
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,030,590
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.55	1,000,000	989,070
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,521,960
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	513,550
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,045,100
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	379,950
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,425	558,520
404,629	MANHATTAN IL SPL SVC AREA SPL TAX(c)	3/1/2022	5.75	404,629	72,708
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	854,354	827,456
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)	1/1/2036	5.75	741,591	756,188
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(f)	9/1/2041	0.00	130,639	62,777
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	375,637	264,643
750,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	766,584	762,038
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	6.13	748,504	973,372
455,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	455,000	483,952
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	525,160
750,000	MARYLAND ST INDL DEV FING AUTH ECON DEV REVENUE	11/1/2042	4.00	779,651	779,685
514,802	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	538,283	19,691
820,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	811,158	884,493
915,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	915,000	962,397
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	741,734
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	739,361
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,065,390
765,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	765,000	783,559
2,770,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,770,000	2,791,800
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	2,000,000	2,067,520
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	32,000
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,033,990	1,057,290
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	575,934
1,000,000	MIAMI FL HLTH FACS AUTH	7/1/2038	5.13	1,044,039	1,089,230
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	148,885
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,312	781,672
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,517,106	1,626,840
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,021,720
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,909,144
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	1,000,000	1,025,860
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,015,780
940,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	940,000	950,631
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	588,528
1,500,000	MICHIGAN ST HSG DEV AUTH	12/1/2045	3.70	1,500,000	1,490,580
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,006,737	1,074,630
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	500,940
245,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	245,000	252,963
490,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	490,000	505,068
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	977,502	1,121,540
30,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	31,253	31,508

30	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,555,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	12/1/2045	3.63	$1,555,000	1,563,148
65,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	65,000	66,844
1,050,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,050,000	1,072,260
710,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	710,000	764,755
280,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	280,005	290,318
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	1,000,000	1,040,750
900,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	902,930	952,155
1,250,000	MONTERRA FL CDD SPL ASSMNT	5/1/2036	3.50	1,223,155	1,246,450
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYS COMMN MFH & RECONSTR DEV REV	7/1/2039	3.88	1,000,000	1,017,520
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	524,495
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	890,000	904,311
750,000	MOON INDL DEV AUTH PA REVENUE	7/1/2030	5.63	741,597	806,835
731,973	MOUNT CARBON CO MET DIST REVENUE(b)	6/1/2043	7.00	731,972	434,587
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	—	6,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	523,117	552,985
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,795	668,468
417,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	417,000	417,063
20,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	20,617	22,885
380,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	380,000	392,760
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,145,180
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	6.20	999,439	1,266,390
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,174,290
500,000	NAVAJO NATION AZ(d)	12/1/2030	5.50	531,387	545,480
970,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	970,000	992,688
1,440,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,440,000	1,458,662
185,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	185,000	189,059
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	973,617	1,109,060
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	491,239	542,745
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,066,320
355,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	355,000	363,570
115,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	116,627	118,141
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	764,324	778,065
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	7/1/2035	5.00	772,302	820,995
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,148,279	1,186,625
750,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(d)	8/15/2036	5.00	758,306	753,893
1,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE	8/15/2036	5.50	1,006,731	1,015,960
210,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	6/1/2024	5.38	209,356	220,492
925,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	925,000	978,160
375,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	375,000	390,383
600,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	600,000	613,620
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	934,074	958,697
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,030,400
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,030,970

31	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2024	5.00	$1,035,051	1,023,270
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2030	5.00	1,030,418	1,022,550
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	510,464	539,320
220,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	220,000	225,720
445,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	445,000	459,974
435,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	435,000	446,719
720,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	720,000	728,150
1,090,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,090,000	1,114,067
930,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	930,000	932,371
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,017,180
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,031,030
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	979,900
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,157,046	2,297,780
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,039,630
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,030,790
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,532,265
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	546,910
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,051,400
955,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	955,000	982,408
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	756,833
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,464,674
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,465,000	1,499,486
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	501,440
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,885
1,000,000	NORTH CAROLINA ST HSG FIN AGYHOMEOWNERSHIP REVENUE	7/1/2037	3.85	1,000,000	1,012,880
1,000,000	NORTH CAROLINA ST HSG FIN AGYHOMEOWNERSHIP REVENUE	1/1/2041	3.95	1,015,797	1,029,210
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	513,190
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,005,527	1,077,100
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,409,058	1,457,456
500,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2037	5.00	511,675	531,855
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	0.00	1,532,393	2,260,900
970,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	967,517	1,004,348
270,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	270,000	275,152
970,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	865,413	951,046
105,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	105,000	107,657
45,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	45,352	46,785
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,048,879	1,082,890
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	785,582	821,662
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,087,387	1,075,330
890,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	890,000	904,516
1,250,000	OREGON ST	12/1/2034	3.63	1,250,000	1,286,575
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,065,320
800,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	800,000	811,920
850,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	850,000	862,852

32	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	$509,620	506,580
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	602,380
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,329,191	1,338,684
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,551	607,800
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,044,637	1,100,930
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	1.55	500,000	393,965
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,003,698	1,005,410
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	513,005
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,274,388
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	2,000,000	1,953,120
580,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	580,000	596,008
750,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	4.00	750,000	770,572
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	5.13	1,930,899	2,109,208
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	0.00	1,237,259	1,389,240
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,013,350
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(f)	12/1/2026	0.00	2,848,503	2,959,900
400,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	400,000	432,804
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	739,248	769,628
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(d)	7/1/2036	5.13	985,123	983,360
750,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2042	6.30	801,380	885,180
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,525,697	2,761,775
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,066,206	1,107,260
110,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	110,000	112,257
1,000,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(d)	12/1/2026	5.25	1,000,000	1,042,050
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,703	10,036
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(f)	9/1/2031	0.00	1,239,057	1,204,665
900,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	889,792	917,172
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	752,558
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,040,758	2,049,140
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,068,940
550,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	546,716	592,427
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,547,822	1,763,385
750,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	754,648	805,252
1,250,000	PUBLIC FIN AUTH WI REVENUE(d)	11/1/2028	6.25	1,250,000	1,266,325
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	635,502
406,960	PUBLIC FIN AUTH WI REVENUE(f)	10/1/2042	0.00	453,053	83,848
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	550,784	515,427
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,246,242	1,318,575
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,564,950
1,155,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,155,000	1,338,818

33	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	$746,331	846,397
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	6.38	998,602	1,320,460
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	0.00	624,139	695,318
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,812	542,595
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	995,559	1,036,330
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	761,393
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2046	3.40	1,000,000	955,150
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,018,190	1,205,160
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,623,079	1,714,755
470,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	470,000	234,981
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (FLOATING, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	1.45	350,000	297,483
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	764,714	794,182
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	761,076	789,540
995,000	SAN CLEMENTE CA SPL TAX	9/1/2040	5.00	1,052,209	1,094,808
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	538,010
1,500,000	SAN GABRIEL CA UNIF SCH DIST(b)	8/1/2039	5.35	1,497,873	1,729,560
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,044,050	1,138,790
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	509,482	580,975
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,000,855	1,011,570
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,013,473	1,164,320
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,053,462	1,077,160
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	781,604	879,371
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(d)	10/1/2024	5.50	500,000	500,130
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	489,752	521,130
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,965	381
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	1,588
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	—	1
750,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	9/1/2037	5.00	801,374	782,887
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	539,492	534,403
160,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	160,000	167,256
225,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	220,882	235,625
300,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	297,336	314,697
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP REVENUE	2/1/2038	5.00	1,122,930	1,094,750
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,054,980	1,097,250
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,462,587	1,599,290
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	536,320
60,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	57,326	57,160
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	970,785	1,000,690
142,545	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	99,782
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,080,467	1,125,040

34	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
2,445,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	6.50	$2,442,789	3,077,761
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,483,112	1,555,950
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,162,320	1,193,170
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,068,042	1,107,190
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	750,000	765,975
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	777,848	782,520
700,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	5/15/2037	5.00	768,199	739,109
1,485,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2037	6.63	1,510,970	1,608,463
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	788,585	829,605
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2036	3.70	1,000,000	1,012,970
1,250,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2047	3.65	1,250,000	1,249,500
680,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	680,000	702,420
1,025,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,025,000	1,024,744
365,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	365,000	373,150
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,041	1,305,901
35,000	TOLOMATO FL CDD(b)	5/1/2039	6.61	39,833	34,999
440,000	TOLOMATO FL CDD(b)	5/1/2040	0.00	335,300	275,644
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	—	1
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	0.00	585,559	812,740
600,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2046	7.13	664,308	643,860
750,000	TRAVIS CNTY TX HLTH FACS DEV CORP(e)(g)	1/1/2047	5.25	750,000	753,608
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,562	510,365
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	502,859	511,575
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	0.00	1,116,753	1,315,412
625,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	617,206	644,425
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,509,276	1,539,195
750,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	4/15/2045	6.00	767,662	784,455
185,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	185,000	194,474
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	535,840
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	981,603	1,021,660
770,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	766,733	819,103
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,040,450
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,044,430
500,000	VIRGINIA ST HSG DEV AUTH	5/1/2041	3.55	500,000	501,310
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,556,560
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,305,670
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,199,120
1,215,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,207,116	1,222,241
530,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2025	6.00	533,228	529,618
1,000,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2031	5.00	1,001,829	1,065,500
750,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2031	5.00	804,983	786,802
675,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2035	5.75	675,000	672,374
600,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2036	5.00	640,244	625,884
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	3,830
185,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	6.60	183,742	179,974

35	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	$1,500,000	1,550,955
260,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	260,000	264,906
1,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2047	4.13	1,000,000	1,030,260
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,681,928	1,726,875
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	573,936	597,790
685,000	WESTMONT IL PARK DIST(f)	12/1/2031	0.00	298,925	346,603
685,000	WESTMONT IL PARK DIST(f)	12/1/2033	0.00	259,714	301,469
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,362,960
600,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	605,741	638,580
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,093,875	1,090,780
750,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	745,718	782,452
905,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	909,779	974,902
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,009,742	1,106,603
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,417,352	1,483,820
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,000,000	1,001,420
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,087,864	2,122,040
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	510,550
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,020,990
1,000,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	993,048	1,005,630
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,886	770,198
1,740,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,740,000	1,778,228
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	355,352	177,418
	Sub-total Municipal Bonds:			449,199,635	469,279,906	90.96%
Short-Term Investments:
13,762,202	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.88%(h)		0.88	13,762,202	13,762,202
	Sub-total Short-Term Investments:			13,762,202	13,762,202	2.67%
	Grand total(i)			$487,244,880	509,320,546	98.72%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.

(b)	For step bonds, the coupon rate disclosed is the current rate in effect.

(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(e)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(f)	Zero coupon bond.

(g)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2016, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $7,677,864 with net purchases of $6,084,338 for the nine months ended September 30, 2017.

(i)	At September 30, 2017, the cost for Federal income tax purposes was $487,276,638. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$32,074,936
Gross unrealized depreciation	(7,271,350)
Net unrealized appreciation	$24,803,586

36	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

 September 30, 2017 (unaudited)

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Florida	11.13%
California	9.89
Illinois	9.38
Texas	6.29
New York	4.92
Georgia	4.51
Indiana	4.12
Pennsylvania	3.90
Colorado	3.76
Wisconsin	2.98
Other	39.12
100.00%

At September 30, 2017, the Fund had open futures contracts as follows:

					Value and
					Unrealized
		Notional			Appreciation
	Number of	Amount	Contract	Contract	(Depreciation)
Type	Contracts	(000s)	Position	Exp.	(000s)
10-Year U.S. Treasury Note	(948)	$(118,796,250)	Short	12/17	$1,703,437
2-Year U.S. Treasury Note	(107)	(23,080,234)	Short	12/17	75,234
5-Year U.S. Treasury Note	(116)	(13,630,000)	Short	12/17	127,600
CME Ultra Long Term U.S. Treasury Bond	(1)	(165,125)	Short	12/17	2,438
U.S. Treasury Long Bond	(241)	(36,827,813)	Short	12/17	850,969
Total					$2,759,678

37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2017 (unaudited)

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2017.

38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
September 30, 2017 (unaudited)

In December 2016, FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Funds have adopted ASU 2016-19 for the period ended September 30, 2017.

	Tax-Exempt Bond Fund (a)
	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$26,278,438	$—	$—	$26,278,438
Municipal Bonds
Airports	—	2,866,820	—	2,866,820
Bond Banks	—	528,420	—	528,420
Development	—	34,831,533	—	34,831,533
Education	—	39,822,277	—	39,822,277
Facilities	—	2,976,940	—	2,976,940
General	—	43,430,826	—	43,430,826
General Obligations	—	22,598,677	—	22,598,677
Higher Education	—	19,739,709	—	19,739,709
Housing	—	31,310,603	—	31,310,603
Medical	—	37,128,706	—	37,128,706
Mello-Roos	—	1,774,783	—	1,774,783
Multifamily Housing	—	39,615,697	—	39,615,697
Nursing Home	—	58,455,182	—	58,455,182
Power	—	3,841,090	—	3,841,090
School District	—	31,676,432	—	31,676,432
Single Family Housing	—	83,205,616	—	83,205,616
Student Loan	—	1,497,586	—	1,497,586
Transportation	—	7,316,418	—	7,316,418
Utilities	—	411,008	—	411,008
Water	—	6,251,583	—	6,251,583
Short-Term Investments	13,762,202	—	—	13,762,202
Total Assets	$40,040,640	$469,279,906	$—	$509,320,546

For the Clearwater Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures contracts	$2,759,678	$—	$—	$2,759,678

The Clearwater Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2017, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2016.

There were no significant Level 3 valuations for which significant unobservable inputs were developed at September 30, 2017.

39	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

September 30, 2017 (unaudited)

40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Common Stocks:
Australia:
2,729	AGL ENERGY LTD.	$27,218	50,026
32,826	ALUMINA LTD.	29,381	56,647
20,092	AMP LTD.	44,790	76,122
37,762	APA GROUP	210,499	247,331
2,554	ASX LTD.	51,631	105,036
80,380	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	1,182,375	1,866,282
68,613	BANK OF QUEENSLAND LTD.	536,423	698,584
70,369	BENDIGO & ADELAIDE BANK LTD.	468,821	640,842
179,910	BGP HOLDINGS PLC(b)	—	—
11,553	BHP BILLITON LTD.	134,009	233,623
5,463	BHP BILLITON PLC	74,714	96,227
10,199	BORAL LTD.	28,970	54,161
17,400	BRAMBLES LTD.	64,294	122,837
971	COCHLEAR LTD.	35,893	121,263
22,224	COMMONWEALTH BANK OF AUSTRALIA	869,469	1,311,796
55,206	CSL LTD.	3,796,574	5,800,948
14,184	DEXUS	62,970	105,696
97,180	FORTESCUE METALS GROUP LTD.	212,026	391,812
18,737	GOODMAN GROUP	48,414	121,106
18,683	INCITEC PIVOT LTD.	30,152	52,758
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	238,964
10,015	LENDLEASE GROUP	61,130	140,775
7,617	MACQUARIE GROUP LTD.	165,843	543,238
30,477	NATIONAL AUSTRALIA BANK LTD.	499,771	753,044
7,924	NEWCREST MINING LTD.	69,943	130,652
17,965	ORIGIN ENERGY LTD.(c)	77,152	105,406
16,330	ORORA LTD.	16,762	39,709
416	PERPETUAL LTD.	7,027	16,909
2,468	RAMSAY HEALTH CARE LTD.	49,765	120,568
20,500	SANTOS LTD.(c)	45,732	64,642
53,666	SCENTRE GROUP	107,604	165,436
5,884	SEEK LTD.	49,598	76,662
9,824	SONIC HEALTHCARE LTD.	79,849	161,131
101,955	SOUTH32 LTD.	70,421	261,513
11,647	STAR ENTERTAINMENT GROUP (THE) LTD.	31,304	47,872
9,837	SYDNEY AIRPORT	33,263	54,862
16,067	TABCORP HOLDINGS LTD.	39,321	53,815
17,320	TATTS GROUP LTD.	40,111	54,072
13,099	TRANSURBAN GROUP	36,728	122,065
12,264	TREASURY WINE ESTATES LTD.	49,093	131,696
33,315	VICINITY CENTRES	46,791	69,512
8,179	WESFARMERS LTD.	272,919	265,171
14,744	WESTFIELD CORP.	51,213	90,671
60,491	WESTPAC BANKING CORP.	871,309	1,514,577
11,648	WOODSIDE PETROLEUM LTD.	255,780	265,878
16,846	WOOLWORTHS LTD.	309,168	333,125
		11,366,512	17,975,062	2.94%
Austria:
1,685	BUWOG A.G.(c)	30,804	50,504
3,566	ERSTE GROUP BANK A.G.(c)	63,770	154,025
931	IMMOFINANZ A.G.(c)	—	2,403
313	STRABAG S.E. (BEARER)	5,505	13,610
		100,079	220,542	0.04%
Belgium:
7,120	AGEAS	106,907	334,586
13,822	ANHEUSER-BUSCH INBEV S.A./N.V.	502,521	1,654,859
10,910	BARCO N.V.	740,520	1,177,142
25,161	GROUPE BRUXELLES LAMBERT S.A.	2,214,864	2,646,663
4,347	KBC GROUP N.V.	101,356	368,374
40,352	ONTEX GROUP N.V.	1,290,748	1,374,246
2,962	PROXIMUS SADP	71,203	102,065
1,071	TELENET GROUP HOLDING N.V.(c)	51,789	70,860

41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Belgium (Cont’d):
1,091	UCB S.A.	$30,547	77,664
		5,110,455	7,806,459	1.28%
Brazil:
109,100	GRENDENE S.A.	823,014	920,778
84,200	M DIAS BRANCO S.A.(c)	957,716	1,321,295
94,500	RAIA DROGASIL S.A.(c)	1,982,635	2,237,817
		3,763,365	4,479,890	0.73%
Canada:
2,200	AGNICO EAGLE MINES LTD.	63,567	99,425
3,620	AGRIUM, INC.	154,492	387,951
152,500	ALAMOS GOLD, INC., CLASS A	1,049,512	1,030,900
4,817	ALIMENTATION COUCHE-TARD, INC., CLASS B	138,408	219,665
95,100	BADGER DAYLIGHTING LTD.	1,696,426	2,025,091
1,832	BANK OF MONTREAL	92,850	138,646
4,846	BANK OF NOVA SCOTIA (THE)	170,377	311,480
22,326	BARRICK GOLD CORP.	176,666	359,292
49,653	BOMBARDIER, INC., CLASS B(c)	48,169	89,934
17,843	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	164,194	736,723
11,740	CAE, INC.	85,345	205,397
287,400	CANACCORD GENUITY GROUP, INC.	1,072,383	988,135
11,700	CANADA GOOSE HOLDINGS, INC.(c)	181,785	240,517
6,639	CANADIAN IMPERIAL BANK OF COMMERCE	268,953	580,869
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,325,153
26,238	CANADIAN NATURAL RESOURCES LTD.	589,011	878,771
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	605,687
23,605	CANADIAN PACIFIC RAILWAY LTD.	3,044,989	3,966,348
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	92,625
70,509	CANADIAN WESTERN BANK	1,473,408	1,904,883
1,570	CCL INDUSTRIES, INC., CLASS B	45,979	75,974
6,978	CGI GROUP, INC., CLASS A(c)	55,128	361,833
167	CONSTELLATION SOFTWARE, INC.	49,226	91,111
27,449	CRESCENT POINT ENERGY CORP.	215,381	220,428
2,064	DOLLARAMA, INC.	75,934	225,845
7,455	ECN CAPITAL CORP.	17,223	23,660
113,139	ELDORADO GOLD CORP.	319,802	248,448
1,200	EMERA, INC.	44,427	45,451
11,246	ENBRIDGE, INC.	458,255	469,759
33,604	ENCANA CORP.	212,882	395,626
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	109,805
8,046	FIRST QUANTUM MINERALS LTD.	52,095	90,342
2,389	FRANCO-NEVADA CORP.	109,265	185,070
37,800	GENWORTH MI CANADA, INC.	851,031	1,121,806
6,104	GILDAN ACTIVEWEAR, INC.	33,435	190,739
7,233	GOLDCORP, INC.	71,545	93,909
391,600	GRAN TIERRA ENERGY, INC.(c)	978,737	888,181
2,713	H&R REAL ESTATE INVESTMENT TRUST	46,788	46,835
2,621	HYDRO ONE LTD.(d)	46,731	47,725
70,139	IMPERIAL OIL LTD.	2,540,404	2,240,626
1,100	INTERNATIONAL PETROLEUM CORP.(c)	2,833	4,781
33,281	KINROSS GOLD CORP.(c)	62,810	141,099
15,300	LAURENTIAN BANK OF CANADA	600,033	739,526
2,077	LOBLAW COS. LTD.	71,240	113,359
9,476	MAGNA INTERNATIONAL, INC.	61,549	505,716
31,473	MANULIFE FINANCIAL CORP.	380,571	638,414
1,723	METHANEX CORP.	23,658	86,582
3,000	METRO, INC.	54,328	103,170
98,400	MULLEN GROUP LTD.	1,412,125	1,344,596
2,600	ONEX CORP.	105,376	200,644
6,564	OPEN TEXT CORP.	72,477	211,795
4,522	PEMBINA PIPELINE CORP.	33,296	158,664
5,100	PEYTO EXPLORATION & DEVELOPMENT CORP.	91,071	83,382
13,400	POTASH CORP. OF SASKATCHEWAN, INC.	222,258	257,959
583	PRAIRIESKY ROYALTY LTD.	11,473	14,919
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	235,183
2,451	RIOCAN REAL ESTATE INVESTMENT TRUST	47,061	47,007
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	85,397
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	482,337

42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Canada (Cont’d):
27,066	ROYAL BANK OF CANADA	$909,444	2,094,131
62,000	RUSSEL METALS, INC.	1,130,357	1,370,435
4,800	SAPUTO, INC.	103,951	166,149
4,800	SEVEN GENERATIONS ENERGY LTD., CLASS A(c)	46,370	75,938
6,379	SHAW COMMUNICATIONS, INC., CLASS B	97,657	146,828
45,400	SHAWCOR LTD.	1,126,458	1,004,603
2,877	SNC-LAVALIN GROUP, INC.	119,463	130,021
11,810	SUN LIFE FINANCIAL, INC.	235,812	470,318
32,366	SUNCOR ENERGY, INC.	755,817	1,134,334
19,201	TECK RESOURCES LTD., CLASS B	97,101	404,256
4,548	TELUS CORP.	59,716	163,586
8,041	THOMSON REUTERS CORP.	206,631	368,942
30,016	TORONTO-DOMINION BANK (THE)	557,894	1,689,941
6,593	TRANSCANADA CORP.	247,302	325,859
105	TRISURA GROUP LTD.(c)	499	2,242
18,713	TURQUOISE HILL RESOURCES LTD.(c)	35,694	57,890
66,286	VERESEN, INC.	504,158	994,489
1	WASTE CONNECTIONS, INC.	40	65
4,726	WHEATON PRECIOUS METALS CORP.	58,903	90,145
25,967	YAMANA GOLD, INC.	47,753	68,676
		27,204,905	39,574,043	6.48%
China:
19,442	BAIDU, INC. ADR(c)(e)	2,709,475	4,815,589
1,632,000	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	941,242	1,771,642
59,250	CTRIP.COM INTERNATIONAL LTD. ADR(c)(e)	2,961,183	3,124,845
2,221,000	GOODBABY INTERNATIONAL HOLDINGS LTD.	1,019,656	1,225,423
1,491,000	GREATVIEW ASEPTIC PACKAGING CO. LTD.	734,086	916,176
21,300	HOLLYSYS AUTOMATION TECHNOLOGIES LTD.	396,889	460,293
70,400	SHANGHAI HAOHAI BIOLOGICAL TECHNOLOGY CO. LTD., CLASS H(d)	326,859	315,428
114,155	TENCENT HOLDINGS LTD.	1,605,946	4,913,067
2,286,000	XTEP INTERNATIONAL HOLDINGS LTD.	988,585	787,206
		11,683,921	18,329,669	3.00%
Denmark:
74	AP MOLLER - MAERSK A/S, CLASS A	73,820	135,982
147	AP MOLLER - MAERSK A/S, CLASS B	155,573	279,233
22,003	CARLSBERG A/S, CLASS B	1,915,720	2,407,793
36,725	CHR HANSEN HOLDING A/S	1,723,285	3,149,732
37,020	COLOPLAST A/S, CLASS B	2,631,217	3,004,522
13,100	DANSKE BANK A/S	138,182	523,896
1,592	DSV A/S	48,904	120,432
200	FLSMIDTH & CO. A/S	6,013	13,224
808	GENMAB A/S(c)	101,229	178,379
62,441	ISS A/S	2,058,220	2,511,028
21,430	NOVO NORDISK A/S, CLASS B	244,460	1,024,488
57,497	NOVOZYMES A/S, CLASS B	1,823,317	2,950,531
2,600	PANDORA A/S	18,150	256,645
10,154	TDC A/S	50,412	59,493
3,250	TOPDANMARK A/S(c)	33,362	127,858
3,244	VESTAS WIND SYSTEMS A/S	150,564	291,103
3,896	WILLIAM DEMANT HOLDING A/S(c)	70,444	102,841
		11,242,872	17,137,180	2.81%
Finland:
97,500	AMER SPORTS OYJ(c)	1,857,586	2,585,879
2,770	ELISA OYJ	86,574	119,234
64,770	HUHTAMAKI OYJ	1,931,841	2,614,239
1,396	KESKO OYJ, CLASS B	30,705	74,857
4,902	KONE OYJ, CLASS B	86,493	259,557
7,075	NESTE OYJ	67,704	308,974
74,334	NOKIA OYJ	270,327	446,305
2,240	NOKIAN RENKAAT OYJ	31,307	99,624
1,960	ORION OYJ, CLASS B	49,561	90,947
5,232	SAMPO OYJ, CLASS A	211,995	276,535
15,829	STORA ENSO OYJ (REGISTERED)	75,698	223,564
11,934	UPM-KYMMENE OYJ	99,928	323,423
1,849	VALMET OYJ	14,443	36,342

43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Finland (Cont’d):
2,352	WARTSILA OYJ ABP	$56,960	166,512
		4,871,122	7,625,992	1.25%
France:
1,275	ACCOR S.A.	29,826	63,343
3,443	AEROPORTS DE PARIS	334,974	556,678
10,877	AIRBUS S.E.	357,319	1,033,713
1,093	ARKEMA S.A.	77,841	134,026
435	ATOS S.E.	30,494	67,479
30,343	AXA S.A.	403,058	917,719
39,188	BENETEAU S.A.	491,817	680,850
16,523	BNP PARIBAS S.A.	678,366	1,332,822
16,698	BOLLORE S.A.	52,911	83,461
2,871	BOUYGUES S.A.	90,917	136,238
3,068	CAPGEMINI S.E.	111,959	359,561
2,834	CARREFOUR S.A.	51,599	57,260
774	CASINO GUICHARD PERRACHON S.A.	36,795	45,904
8,207	CIE DE SAINT-GOBAIN	279,263	489,067
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	496,864
26,672	CREDIT AGRICOLE S.A.	211,038	484,834
9,359	DANONE S.A.	473,663	734,145
1,781	EDENRED	26,435	48,414
67,951	ENGIE S.A.	864,155	1,154,073
19,763	ESSILOR INTERNATIONAL S.A.	2,483,511	2,446,739
2,673	EURAZEO S.A.	77,918	238,932
1,133	FONCIERE DES REGIONS	96,781	117,693
564	GECINA S.A.	51,331	91,456
9,468	GROUPE EUROTUNNEL S.E. (REGISTERED)	72,457	114,140
4,770	HERMES INTERNATIONAL	1,814,339	2,404,745
514	ILIAD S.A.	68,964	136,596
740	INGENICO GROUP S.A.	56,963	70,143
1,026	KERING	174,510	408,717
2,335	KLEPIERRE S.A.	57,367	91,651
2,119	LAGARDERE S.C.A.	50,227	70,938
4,882	LEGRAND S.A.	111,114	352,434
6,266	L’OREAL S.A.	661,338	1,332,301
16,953	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,538,693	4,677,579
20,736	NATIXIS S.A.	68,871	165,918
39,439	ORANGE S.A.	438,130	646,056
2,741	PERNOD RICARD S.A.	172,088	379,194
12,969	PEUGEOT S.A.	78,174	308,860
1,182	PUBLICIS GROUPE S.A.	75,683	82,549
4,895	RENAULT S.A.	134,511	480,825
2,684	SAFRAN S.A.	123,278	274,207
24,263	SANOFI	1,499,641	2,409,108
278	SCHNEIDER ELECTRIC S.E.	8,838	24,086
7,138	SCHNEIDER ELECTRIC S.E.(c)	267,356	621,172
1,813	SCOR S.E.	36,441	76,015
2,134	SFR GROUP S.A.(c)	51,973	87,015
14,520	SOCIETE GENERALE S.A.	503,103	850,079
8,614	SODEXO S.A.	669,264	1,074,083
9,578	TELEVISION FRANCAISE 1	79,414	139,975
1,413	THALES S.A.	81,763	159,955
21,913	TOTAL S.A.	1,029,479	1,176,979
1,568	UNIBAIL-RODAMCO S.E.	177,708	381,300
1,878	VALEO S.A.	76,759	139,347
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	315,884
7,810	VINCI S.A.	316,569	742,143
90,151	VIVENDI S.A.	1,747,844	2,282,290
1,345	WENDEL S.A.	91,561	217,862
		20,972,561	34,465,417	5.64%
Germany:
15,614	ADIDAS A.G.	2,124,328	3,532,131
8,277	ALLIANZ S.E. (REGISTERED)	727,077	1,858,202
15,026	BASF S.E.	542,099	1,599,041
17,136	BAYER A.G. (REGISTERED)	1,013,636	2,335,175
5,770	BAYERISCHE MOTOREN WERKE A.G.	473,448	585,323
2,206	BEIERSDORF A.G.	146,950	237,340

44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Germany (Cont’d):
1,188	BRENNTAG A.G.	$43,546	66,154
29,496	COMMERZBANK A.G.(c)	190,394	401,254
916	CONTINENTAL A.G.	47,943	232,493
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,406,583
18,447	DEUTSCHE BANK A.G. (REGISTERED)	290,219	318,971
4,525	DEUTSCHE BOERSE A.G.	273,151	490,474
2,487	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	29,539	69,105
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	793,636
72,227	DEUTSCHE TELEKOM A.G. (REGISTERED)	948,582	1,347,488
3,463	DEUTSCHE WOHNEN S.E.	80,362	147,018
11,958	E.ON S.E.	90,058	135,339
594	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	21,418	58,109
6,867	FRESENIUS S.E. & CO. KGAA	150,261	553,924
30,470	GERRESHEIMER A.G.	2,115,200	2,358,458
87,220	GRAND CITY PROPERTIES S.A.	1,446,148	1,840,073
2,246	HANNOVER RUECK S.E.	94,321	270,631
3,952	HEIDELBERGCEMENT A.G.	143,515	406,226
671	HENKEL A.G. & CO. KGAA	49,267	81,645
2,600	HOCHTIEF A.G.	108,936	438,662
1,280	HUGO BOSS A.G.	70,065	112,842
21,437	INFINEON TECHNOLOGIES A.G.	117,250	538,905
71,670	JENOPTIK A.G.	1,548,935	2,374,754
2,661	K+S A.G. (REGISTERED)	50,126	72,493
1,373	LINDE A.G.	199,368	286,334
542	MAN S.E.	59,053	61,170
2,050	MERCK KGAA	86,079	228,043
1,868	METRO A.G.(c)	39,592	39,486
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	660,873
1,517	OSRAM LICHT A.G.	42,957	121,042
1,489	PROSIEBENSAT.1 MEDIA S.E.	25,180	50,745
4,540	RATIONAL A.G.	1,757,718	3,123,984
17,103	SAP S.E.	683,559	1,873,639
13,106	SIEMENS A.G. (REGISTERED)	795,701	1,846,406
21,310	STABILUS S.A.	1,262,498	1,934,055
33,787	TELEFONICA DEUTSCHLAND HOLDING A.G.	130,155	189,601
2,356	THYSSENKRUPP A.G.	44,466	69,823
7,071	TUI A.G. - CDI	57,698	120,177
9,713	TUI A.G. - CDI	124,901	164,775
4,249	UNIPER S.E.	47,803	116,508
404	VOLKSWAGEN A.G.	40,235	68,400
2,682	VONOVIA S.E.	98,410	114,115
1,702	ZALANDO S.E.(c)(d)	61,430	85,292
		19,676,855	35,816,917	5.86%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	81,565
		54,075	81,565	0.01%
Hong Kong:
556,800	AIA GROUP LTD.	2,788,500	4,105,648
181,500	BOC HONG KONG HOLDINGS LTD.	447,601	881,756
56,044	CK ASSET HOLDINGS LTD.	165,366	463,829
52,044	CK HUTCHISON HOLDINGS LTD.	307,834	665,241
10,000	CK INFRASTRUCTURE HOLDINGS LTD.	46,496	86,026
34,500	CLP HOLDINGS LTD.	236,618	353,541
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	126,735
15,300	HANG SENG BANK LTD.	175,457	372,922
20,936	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	138,696
93,690	HONG KONG & CHINA GAS CO. LTD.	169,115	176,067
12,600	HONG KONG EXCHANGES & CLEARING LTD.	218,717	338,727
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	247
17,941	I-CABLE COMMUNICATIONS LTD.(c)	648	586
3,200	JARDINE MATHESON HOLDINGS LTD.	212,627	202,752
40,500	LINK REIT	84,196	328,185
30,500	MTR CORP. LTD.	88,703	178,043
43,500	NWS HOLDINGS LTD.	52,824	84,755
834,200	PAX GLOBAL TECHNOLOGY LTD.	442,174	444,246
190,000	PCCW LTD.	77,805	102,885

45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Hong Kong (Cont’d):
24,000	POWER ASSETS HOLDINGS LTD.	$139,092	207,845
172,800	SANDS CHINA LTD.	551,191	899,216
27,400	SINO LAND CO. LTD.	29,978	48,124
517,000	STELLA INTERNATIONAL HOLDINGS LTD.	1,145,145	904,068
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	129,961
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	184,367
583,400	TECHTRONIC INDUSTRIES CO. LTD.	1,834,111	3,114,315
786,000	VALUE PARTNERS GROUP LTD.	529,141	709,368
12,000	VINDA INTERNATIONAL HOLDINGS LTD.	20,818	22,551
143,000	VTECH HOLDINGS LTD.	1,910,632	2,083,235
83,500	WH GROUP LTD.(d)	45,547	88,721
6,000	WHARF HOLDINGS (THE) LTD.	50,398	53,459
19,000	WHEELOCK & CO. LTD.	30,489	133,654
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	57,031
		12,109,176	17,686,802	2.90%
India:
333,400	DEWAN HOUSING FINANCE CORP. LTD.	1,508,076	2,805,470
119,551	HCL TECHNOLOGIES LTD.	1,403,527	1,601,090
39,575	HDFC BANK LTD. ADR(e)	2,525,959	3,813,843
394,825	JAIN IRRIGATION SYSTEMS LTD.	491,257	572,109
		5,928,819	8,792,512	1.44%
Ireland:
37,006	ACCENTURE PLC, CLASS A	3,886,329	4,998,400
1,332	AERCAP HOLDINGS N.V.(c)	50,212	68,078
16,075	CRH PLC	247,661	613,194
23,836	ICON PLC(c)	1,734,032	2,714,444
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	162,250
3,255	KERRY GROUP PLC, CLASS A	214,084	312,729
34,275	MEDTRONIC PLC	2,642,435	2,665,567
506	PADDY POWER BETFAIR PLC	55,156	50,487
		8,935,133	11,585,149	1.90%
Israel:
21,007	BANK HAPOALIM B.M.	79,922	146,968
2,094	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(c)	161,340	238,758
30,030	ISRAEL CHEMICALS LTD.	136,101	133,210
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	105,705
2,937	NICE LTD.	148,741	234,143
		577,239	858,784	0.14%
Italy:
25,746	ASSICURAZIONI GENERALI S.P.A.	314,339	479,564
18,890	ATLANTIA S.P.A.	374,706	596,330
40,765	AZIMUT HOLDING S.P.A.	589,227	881,697
25,272	BANCA MEDIOLANUM S.P.A.	87,322	221,030
81,915	ENEL S.P.A.	280,368	493,274
1,022	FERRARI N.V.	9,333	112,911
23,021	FERRARI N.V.	2,233,303	2,543,997
1,181	GEDI GRUPPO EDITORIALE S.P.A.(c)	1,053	1,047
98,479	INTERPUMP GROUP S.P.A.	2,124,476	3,063,446
190,462	INTESA SANPAOLO S.P.A.	334,054	673,520
10,070	LEONARDO S.P.A.	50,331	188,642
40,421	LUXOTTICA GROUP S.P.A.	2,138,857	2,259,213
10,830	MEDIOBANCA S.P.A.	70,955	116,224
1,669	PRYSMIAN S.P.A.	29,837	56,377
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.(c)	460	1,081
76,191	SNAM S.P.A.	276,534	367,044
290,733	TECHNOGYM S.P.A.(d)	1,828,782	2,575,412
30,527	TENARIS S.A.	385,417	432,958
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	202,401
18,447	TOD’S S.P.A.	1,228,297	1,307,060
23,123	UNICREDIT S.P.A.(c)	340,149	492,470
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	222,403
		12,981,994	17,288,101	2.83%
Japan:
1,400	ABC-MART, INC.	51,583	73,904
4,700	AEON CO. LTD.	52,433	69,440

46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Japan (Cont’d):
4,800	AEON FINANCIAL SERVICE CO. LTD.	$49,903	100,287
3,600	AEON MALL CO. LTD.	50,736	64,082
2,300	AISIN SEIKI CO. LTD.	37,584	121,209
15,000	AJINOMOTO CO., INC.	116,767	292,735
2,500	ALFRESA HOLDINGS CORP.	24,420	45,745
2,000	AMADA HOLDINGS CO. LTD.	10,582	21,951
1,400	ANA HOLDINGS, INC.	35,110	52,989
67,400	ANICOM HOLDINGS, INC.	1,504,024	1,734,041
1,800	AOZORA BANK LTD.	51,121	68,465
67,700	ASAHI CO. LTD.	935,870	801,390
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	226,737
31,000	ASAHI KASEI CORP.	147,138	381,560
111,300	ASICS CORP.	1,795,253	1,657,754
37,000	ASTELLAS PHARMA, INC.	236,149	470,700
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	51,455
6,600	BANK OF KYOTO (THE) LTD.	216,700	335,499
13,800	BRIDGESTONE CORP.	205,726	626,197
5,200	BROTHER INDUSTRIES LTD.	38,445	120,983
127,200	BUNKA SHUTTER CO. LTD.	985,958	951,810
15,500	CANON, INC.	438,724	529,638
57,800	CAPCOM CO. LTD.	1,206,755	1,420,794
3,000	CENTRAL JAPAN RAILWAY CO.	278,346	526,016
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	186,758
7,900	CITIZEN WATCH CO. LTD.	31,581	54,410
9,857	CONCORDIA FINANCIAL GROUP LTD.	47,717	48,713
2,500	DAI NIPPON PRINTING CO. LTD.	46,806	59,831
137,500	DAIBIRU CORP.	1,376,777	1,518,885
16,500	DAI-ICHI LIFE HOLDINGS, INC.	198,959	296,054
9,700	DAIICHI SANKYO CO. LTD.	150,922	218,783
4,500	DAIKIN INDUSTRIES LTD.	124,473	455,699
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	218,618
13,600	DAIWA HOUSE INDUSTRY CO. LTD.	194,625	469,549
25,000	DAIWA SECURITIES GROUP, INC.	96,011	141,591
8,200	DENSO CORP.	185,234	414,864
2,800	DENTSU, INC.	46,871	122,924
84,200	DESCENTE LTD.	762,552	1,148,607
55,000	DOWA HOLDINGS CO. LTD.	1,854,964	2,016,219
7,000	EAST JAPAN RAILWAY CO.	392,789	646,034
3,400	EISAI CO. LTD.	112,861	174,525
7,500	ELECTRIC POWER DEVELOPMENT CO. LTD.	169,053	188,358
1,800	FAMILYMART UNY HOLDINGS CO. LTD.	52,590	94,859
3,100	FANUC CORP.	243,447	627,852
1,400	FAST RETAILING CO. LTD.	214,903	412,939
21,000	FUJI ELECTRIC CO. LTD.	51,969	116,454
65,700	FUJI OIL HOLDINGS, INC.	1,298,414	1,715,995
8,800	FUJIFILM HOLDINGS CORP.	165,274	341,521
18,000	FUJITSU LTD.	64,886	133,714
70,000	FUKUOKA FINANCIAL GROUP, INC.	230,551	323,484
3,200	FURUKAWA ELECTRIC CO. LTD.	65,376	175,748
49,500	HACHIJUNI BANK (THE) LTD.	214,554	309,251
3,000	HAMAMATSU PHOTONICS K.K.	52,686	90,647
2,400	HANKYU HANSHIN HOLDINGS, INC.	57,098	91,073
325	HIROSE ELECTRIC CO. LTD.	28,701	45,750
95,000	HITACHI LTD.	295,895	669,411
6,200	HITACHI METALS LTD.	47,471	86,285
12,400	HONDA MOTOR CO. LTD.	301,692	367,179
5,300	HOYA CORP.	112,594	286,136
193,200	IDOM, INC.	1,120,217	1,193,281
18,200	ITOCHU CORP.	192,005	298,090
4,000	J FRONT RETAILING CO. LTD.	31,099	55,277
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	123,857
8,600	JAPAN POST HOLDINGS CO. LTD.	102,805	101,572
13	JAPAN PRIME REALTY INVESTMENT CORP.	45,016	43,439
10	JAPAN REAL ESTATE INVESTMENT CORP.	49,036	48,078
43	JAPAN RETAIL FUND INVESTMENT CORP.	80,049	77,154
11,600	JAPAN TOBACCO, INC.	332,221	380,189
5,000	JTEKT CORP.	36,670	69,229

47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Japan (Cont’d):
84,700	JXTG HOLDINGS, INC.	$326,972	435,751
13,000	KAJIMA CORP.	44,950	129,162
2,100	KANSAI PAINT CO. LTD.	12,205	52,852
10,000	KAO CORP.	208,279	588,314
3,500	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	116,019
29,862	KDDI CORP.	239,416	787,386
4,000	KEIKYU CORP.	56,995	81,084
1,200	KEIO CORP.	36,571	49,482
2,500	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	69,207
10,362	KEYENCE CORP.	2,640,940	5,502,151
6,000	KIKKOMAN CORP.	52,867	184,492
1,200	KINTETSU GROUP HOLDINGS CO. LTD.	35,697	44,630
10,000	KIRIN HOLDINGS CO. LTD.	103,112	235,325
47,000	KOBAYASHI PHARMACEUTICAL CO. LTD.	2,007,787	2,660,653
5,700	KOMATSU LTD.	142,116	162,148
2,300	KONAMI HOLDINGS CORP.	50,313	110,580
21,000	KUBOTA CORP.	129,773	381,742
13,100	KYB CORP.	538,571	791,646
4,100	KYOCERA CORP.	137,688	254,399
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	85,048
8,000	KYUSHU ELECTRIC POWER CO., INC.	70,471	84,959
1,400	LAWSON, INC.	63,601	92,691
1,900	LIXIL GROUP CORP.	21,742	50,419
2,400	M3, INC.	51,468	68,358
3,200	MAKITA CORP.	82,169	128,967
32,000	MARUBENI CORP.	162,807	218,547
6,500	MARUI GROUP CO. LTD.	32,287	93,059
11,400	MAZDA MOTOR CORP.	95,886	174,761
2,400	MEIJI HOLDINGS CO. LTD.	38,749	190,251
54,900	MEITEC CORP.	1,754,636	2,751,709
8,700	MINEBEA MITSUMI, INC.	84,406	136,076
36,800	MITSUBISHI CHEMICAL HOLDINGS CORP.	149,792	350,585
17,500	MITSUBISHI CORP.	230,376	406,765
40,000	MITSUBISHI ELECTRIC CORP.	322,860	624,928
24,900	MITSUBISHI ESTATE CO. LTD.	334,662	432,942
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	199,196
5,700	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	225,366
13,300	MITSUBISHI MOTORS CORP.	60,808	105,194
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	87,127
195,000	MITSUBISHI UFJ FINANCIAL GROUP, INC.	915,016	1,266,265
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	143,008
14,000	MITSUI & CO. LTD.	128,045	206,905
7,400	MITSUI CHEMICALS, INC.	87,469	224,910
300	MITSUI MINING & SMELTING CO. LTD.	5,391	15,543
370,200	MIZUHO FINANCIAL GROUP, INC.	565,773	648,446
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	266,594
3,600	MURATA MANUFACTURING CO. LTD.	162,615	529,162
198,000	NACHI-FUJIKOSHI CORP.	988,917	1,113,832
5,000	NGK INSULATORS LTD.	63,091	93,668
4,100	NGK SPARK PLUG CO. LTD.	48,644	87,265
6,000	NH FOODS LTD.	72,315	165,030
3,900	NIDEC CORP.	129,234	478,987
109,700	NIHON PARKERIZING CO. LTD.	1,508,147	1,754,810
2,600	NINTENDO CO. LTD.	285,625	960,284
22	NIPPON BUILDING FUND, INC.	90,970	109,682
1,700	NIPPON EXPRESS CO. LTD.	60,747	110,740
22	NIPPON PROLOGIS REIT, INC.	45,892	46,356
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	696,613
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	175,961
30,600	NISSAN MOTOR CO. LTD.	279,227	303,077
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	61,479
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	72,944
2,700	NITORI HOLDINGS CO. LTD.	87,310	386,074
4,000	NITTO DENKO CORP.	125,248	333,508
97,400	NOMURA HOLDINGS, INC.	360,220	545,319
8,400	NOMURA REAL ESTATE HOLDINGS, INC.	130,390	179,011
57	NOMURA REAL ESTATE MASTER FUND, INC.	75,211	74,109

48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Japan (Cont’d):
3,267	NOMURA RESEARCH INSTITUTE LTD.	$43,930	127,457
7,000	NSK LTD.	50,459	94,370
7,000	NTT DATA CORP.	36,520	74,899
27,600	NTT DOCOMO, INC.	449,493	630,489
18,900	NTT URBAN DEVELOPMENT CORP.	159,857	188,118
12,000	OBAYASHI CORP.	48,665	143,861
5,100	OLYMPUS CORP.	71,174	172,682
1,100	OMRON CORP.	31,828	56,014
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	113,286
4,800	ORIENTAL LAND CO. LTD.	113,097	365,743
12,200	ORIX CORP.	138,498	196,729
2,400	OSAKA GAS CO. LTD.	36,678	44,619
6,100	OTSUKA HOLDINGS CO. LTD.	176,203	242,374
36,000	PANASONIC CORP.	242,138	521,644
2,600	PARK24 CO. LTD.	51,627	63,310
15,200	RAKUTEN, INC.	97,714	165,745
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	51,978
19,300	RESONA HOLDINGS, INC.	74,265	99,137
1,200	RINNAI CORP.	52,047	102,697
4,200	ROHM CO. LTD.	166,807	359,813
200	RYOHIN KEIKAKU CO. LTD.	45,535	58,920
2,300	SANKYO CO. LTD.	77,278	73,379
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	204,834
13,720	SBI HOLDINGS, INC.	111,165	206,547
3,400	SECOM CO. LTD.	133,812	247,828
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	101,983
8,400	SEIBU HOLDINGS, INC.	139,989	143,477
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	255,783
6,000	SEKISUI HOUSE LTD.	44,394	101,124
13,300	SEVEN & I HOLDINGS CO. LTD.	300,882	513,561
60,500	SEVEN BANK LTD.	178,793	218,289
4,000	SHIMADZU CORP.	25,419	78,774
1,000	SHIMAMURA CO. LTD.	61,206	119,973
1,500	SHIMANO, INC.	58,204	199,822
6,000	SHIMIZU CORP.	50,949	66,492
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	822,502
4,000	SHIONOGI & CO. LTD.	67,679	218,654
5,900	SHISEIDO CO. LTD.	88,706	236,052
900	SMC CORP.	106,941	317,449
18,400	SOFTBANK GROUP CORP.	412,233	1,485,409
9,000	SOMPO HOLDINGS, INC.	202,248	350,162
18,800	SONY CORP.	260,756	699,372
27,300	SQUARE ENIX HOLDINGS CO. LTD.	605,737	1,026,252
38,400	STANLEY ELECTRIC CO. LTD.	639,219	1,315,548
5,700	SUBARU CORP.	26,572	205,661
13,400	SUGI HOLDINGS CO. LTD.	633,543	712,126
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	156,188
7,800	SUMITOMO CORP.	67,035	112,191
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	52,042
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	143,741
2,400	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	96,192
3,300	SUMITOMO MITSUI FINANCIAL GROUP, INC.	100,127	126,692
1,331	SUMITOMO MITSUI TRUST HOLDINGS, INC.	33,400	48,035
4,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	110,500	121,040
106,200	SUMITOMO RUBBER INDUSTRIES LTD.	1,553,593	1,946,096
9,300	SUZUKI MOTOR CORP.	199,522	487,790
33,085	SYSMEX CORP.	1,009,315	2,111,089
7,200	T&D HOLDINGS, INC.	71,473	104,521
1,400	TAIHEIYO CEMENT CORP.	29,931	54,059
3,400	TAISEI CORP.	55,809	178,271
5,000	TAKASHIMAYA CO. LTD.	31,428	46,834
9,500	TAKEDA PHARMACEUTICAL CO. LTD.	383,399	524,621
1,100	TDK CORP.	52,815	74,686
32,500	TECHNOPRO HOLDINGS, INC.	1,246,154	1,539,436
5,800	TEIJIN LTD.	67,529	114,325
5,800	TERUMO CORP.	117,165	228,083
2,000	THK CO. LTD.	29,290	68,074

49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Japan (Cont’d):
1,500	TOHO CO. LTD.	$25,533	52,322
3,400	TOHO GAS CO. LTD.	81,221	99,560
10,600	TOHOKU ELECTRIC POWER CO., INC.	96,604	134,802
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	563,331
28,100	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	104,659	113,374
12,200	TOKYO ELECTRON LTD.	697,090	1,873,504
6,000	TOKYO GAS CO. LTD.	103,615	147,061
9,800	TOKYO TATEMONO CO. LTD.	110,919	125,325
12,500	TOKYU CORP.	103,448	176,961
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	120,684
17,000	TORAY INDUSTRIES, INC.	70,413	164,901
3,000	TOTO LTD.	30,029	126,372
3,000	TOYO SUISAN KAISHA LTD.	74,690	110,242
4,000	TOYOTA INDUSTRIES CORP.	101,266	229,993
46,662	TOYOTA MOTOR CORP.	1,594,403	2,782,511
1,800	TOYOTA TSUSHO CORP.	14,973	59,107
900	TREND MICRO, INC.	26,540	44,310
70,700	TSUMURA & CO.	2,019,631	2,544,635
7,800	UNICHARM CORP.	68,794	178,563
47	UNITED URBAN INVESTMENT CORP.	64,693	68,834
59,800	USHIO, INC.	714,020	797,688
4,900	USS CO. LTD.	56,003	98,849
4,100	WEST JAPAN RAILWAY CO.	134,756	285,005
391,500	YAHOO JAPAN CORP.	1,690,750	1,857,907
2,500	YAKULT HONSHA CO. LTD.	74,984	180,182
16,300	YAMADA DENKI CO. LTD.	56,674	89,087
8,300	YAMAHA MOTOR CO. LTD.	106,577	248,576
3,000	YAMATO HOLDINGS CO. LTD.	46,642	60,560
4,000	YAMAZAKI BAKING CO. LTD.	44,679	72,233
5,000	YASKAWA ELECTRIC CORP.	48,019	158,409
		59,084,596	93,291,652	15.27%
Mexico:
3,986	FRESNILLO PLC	52,236	75,045
1,101,834	WAL-MART DE MEXICO S.A.B. DE C.V.	2,740,991	2,523,145
		2,793,227	2,598,190	0.43%
Netherlands:
53,583	AALBERTS INDUSTRIES N.V.	1,538,353	2,590,503
22,780	ACCELL GROUP	377,809	704,054
35,981	AEGON N.V.	133,041	209,568
6,489	AKZO NOBEL N.V.	358,535	599,130
10,414	ALTICE N.V., CLASS A(c)	150,435	208,564
3,262	ALTICE N.V., CLASS B(c)	50,824	65,156
104,755	ARCADIS N.V.	2,101,378	2,257,674
27,560	ARCELORMITTAL(c)	380,361	710,909
7,173	ASML HOLDING N.V.	106,863	1,221,223
38,630	BETER BED HOLDING N.V.	674,709	731,650
24,059	CORE LABORATORIES N.V.	2,672,785	2,374,623
3,610	EXOR N.V.	90,616	228,906
2,765	HEINEKEN HOLDING N.V.	148,540	259,802
3,662	HEINEKEN N.V.	128,663	362,047
321,305	ING GROEP N.V.	3,345,079	5,924,106
20,441	KONINKLIJKE AHOLD DELHAIZE N.V.	260,253	382,199
3,281	KONINKLIJKE DSM N.V.	122,903	268,578
51,375	KONINKLIJKE KPN N.V.	108,346	176,392
39,765	KONINKLIJKE PHILIPS N.V.	996,696	1,641,649
1,264	NN GROUP N.V.	37,113	52,900
4,877	NXP SEMICONDUCTORS N.V.(c)	393,113	551,540
8,116	QIAGEN N.V.(c)	119,394	255,450
3,238	RANDSTAD HOLDING N.V.	99,928	200,305
115,048	REFRESCO GROUP N.V.(d)	2,074,547	2,317,018
52,511	ROYAL DUTCH SHELL PLC, CLASS A	1,238,437	1,582,151
81,662	ROYAL DUTCH SHELL PLC, CLASS B	1,800,118	2,510,804
6,193	WOLTERS KLUWER N.V.	101,075	286,156
		19,609,914	28,673,057	4.69%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	76,961

50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
New Zealand (Cont’d):
169,758	SPARK NEW ZEALAND LTD.	$404,493	447,549
		454,579	524,510	0.09%
Norway:
13,773	DNB ASA	87,874	277,552
6,824	NORSK HYDRO ASA	27,313	49,609
106,292	ORKLA ASA	804,681	1,090,345
11,584	STATOIL ASA	201,736	231,695
14,536	TELENOR ASA	210,513	307,347
4,101	TGS NOPEC GEOPHYSICAL CO. ASA	74,796	97,575
60,850	TOMRA SYSTEMS ASA	503,097	912,998
2,500	YARA INTERNATIONAL ASA	58,115	111,966
		1,968,125	3,079,087	0.50%
Philippines:
616,531	METROPOLITAN BANK & TRUST CO.	1,069,912	1,049,812
3,065,000	VISTA LAND & LIFESCAPES, INC.	315,279	383,732
		1,385,191	1,433,544	0.23%
Poland:
23,200	CCC S.A.	1,222,714	1,754,782
		1,222,714	1,754,782	0.29%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	77,421
8,119	GALP ENERGIA SGPS S.A.	108,273	143,890
10,286	JERONIMO MARTINS SGPS S.A.	127,947	202,901
		284,749	424,212	0.07%
Russia:
92,145	YANDEX N.V., CLASS A(c)	2,194,593	3,036,178
		2,194,593	3,036,178	0.50%
Singapore:
124,600	CAPITALAND LTD.	247,485	328,850
36,000	CAPITALAND MALL TRUST	34,133	53,080
6,300	CITY DEVELOPMENTS LTD.	26,574	52,622
28,300	DBS GROUP HOLDINGS LTD.	159,243	434,373
26,500	GLOBAL LOGISTIC PROPERTIES LTD.	54,433	64,470
21,000	KEPPEL CORP. LTD.	53,869	100,475
7,840	KEPPEL REIT	3,188	6,820
6,000	OVERSEA-CHINESE BANKING CORP. LTD.	33,180	49,364
20,600	SEMBCORP INDUSTRIES LTD.	47,428	44,953
12,000	SINGAPORE AIRLINES LTD.	70,334	88,820
13,000	SINGAPORE EXCHANGE LTD.	40,226	70,825
22,000	SINGAPORE PRESS HOLDINGS LTD.	36,067	44,115
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	303,852
4,600	UNITED OVERSEAS BANK LTD.	26,071	79,693
15,000	UOL GROUP LTD.	49,917	89,793
35,400	WILMAR INTERNATIONAL LTD.	68,955	82,990
		1,135,379	1,895,095	0.31%
South Africa:
7,274	MEDICLINIC INTERNATIONAL PLC	66,641	63,357
		66,641	63,357	0.01%
South Korea:
2,949	AMOREPACIFIC CORP.	744,237	668,150
138,142	BNK FINANCIAL GROUP, INC.	1,351,597	1,206,112
221,052	DGB FINANCIAL GROUP, INC.	2,290,725	2,026,495
10,323	HYUNDAI MIPO DOCKYARD CO. LTD.(c)	988,402	848,120
933	HYUNDAI MOTOR CO.	125,580	122,597
11,052	KIA MOTORS CORP.	506,061	305,405
17,756	KOREA INVESTMENT HOLDINGS CO. LTD.	652,220	948,764
3,211	KT&G CORP.	320,595	295,770
2,263	SAMSUNG ELECTRONICS CO. LTD.	3,065,069	5,065,991
		10,044,486	11,487,404	1.88%
Spain:
13,770	ABERTIS INFRAESTRUCTURAS S.A.	177,462	278,298
1,260	ACCIONA S.A.	78,312	101,340
1,731	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	50,359	64,148
583	AENA S.M.E. S.A.(d)	50,199	105,252

51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Spain (Cont’d):
5,299	AMADEUS IT GROUP S.A.	$128,321	344,396
127,837	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	731,627	1,142,396
161,217	BANCO SANTANDER S.A.	711,882	1,125,534
7,551	BANKINTER S.A.	51,111	71,432
96,203	CAIXABANK S.A.	236,376	482,098
32,584	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	1,416,736	1,318,232
10,362	ENAGAS S.A.	213,104	291,781
12,912	FERROVIAL S.A.	235,630	284,230
16,489	GAS NATURAL SDG S.A.	264,629	365,017
15,282	GRIFOLS S.A.	273,864	445,223
54,401	IBERDROLA S.A.	265,914	422,557
46,145	INDUSTRIA DE DISENO TEXTIL S.A.	1,252,977	1,738,969
21,686	MAPFRE S.A.	49,735	70,587
26,579	RED ELECTRICA CORP. S.A.	390,097	558,536
46,787	REPSOL S.A.	567,753	862,089
		7,146,088	10,072,115	1.65%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	506,967
88,959	ATLAS COPCO AB, CLASS A	2,845,965	3,767,015
4,000	ATLAS COPCO AB, CLASS B	30,052	155,091
25,218	BULTEN AB	207,108	390,117
224,300	CLOETTA AB, CLASS B	877,318	771,084
24,710	DUNI AB	217,390	388,326
7,501	ELECTROLUX AB, CLASS B	95,788	254,733
8,600	ESSITY AB, CLASS B(c)	62,137	233,982
13,600	HENNES & MAURITZ AB, CLASS B	274,862	352,319
3,700	HEXAGON AB, CLASS B	56,830	183,390
17,500	HUSQVARNA AB, CLASS B	64,201	180,051
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	209,469
10,953	INVESTOR AB, CLASS B	150,033	541,000
3,000	KINNEVIK AB, CLASS B	51,225	97,828
3,301	LUNDIN PETROLEUM AB	46,596	72,222
41,436	NORDEA BANK AB	232,748	561,644
13,973	SANDVIK AB	86,678	241,035
13,348	SECURITAS AB, CLASS B	106,689	223,535
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	464,195
2,800	SKANSKA AB, CLASS B	23,703	64,870
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	72,855
26,700	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	402,882
23,177	TELEFONAKTIEBOLAGET LM ERICSSON ADR(e)	131,195	133,268
98,728	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	525,185	566,920
112,540	TETHYS OIL AB	863,807	860,123
141,810	THULE GROUP AB (THE)(d)	2,214,346	3,046,907
25,108	VOLVO AB, CLASS B	162,740	483,978
		9,819,371	15,225,806	2.49%
Switzerland:
202,526	ABB LTD. (REGISTERED)	4,006,781	5,006,942
7,892	ADECCO GROUP A.G. (REGISTERED)	326,044	614,506
1,308	ARYZTA A.G.(c)	32,112	40,171
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	76,572
9,670	BASILEA PHARMACEUTICA A.G. (REGISTERED)(c)	757,259	786,901
8,305	BUCHER INDUSTRIES A.G. (REGISTERED)	2,292,424	2,954,585
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	199,695
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	208,034
30,062	CHUBB LTD.	2,884,596	4,285,338
28,891	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	1,957,013	2,640,423
26,209	CREDIT SUISSE GROUP A.G. (REGISTERED)(c)	305,324	414,916
4,176	FERGUSON PLC	70,461	273,972
990	GEBERIT A.G. (REGISTERED)	85,632	468,342
140	GIVAUDAN S.A. (REGISTERED)	76,496	304,621
121,887	GLENCORE PLC(c)	266,010	558,584
1,807	IDORSIA LTD.(c)	18,603	32,283
4,134	JULIUS BAER GROUP LTD.(c)	87,890	244,621
4,841	LAFARGEHOLCIM LTD. (REGISTERED)(c)	170,733	282,956
44,610	LOGITECH INTERNATIONAL S.A. (REGISTERED)	1,000,120	1,626,481

52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Switzerland (Cont’d):
897	LONZA GROUP A.G. (REGISTERED)(c)	$50,452	235,285
104,789	NESTLE S.A. (REGISTERED)	4,795,247	8,776,153
55,478	NOVARTIS A.G. (REGISTERED)	2,580,874	4,749,446
17,316	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	1,728,497	2,537,451
9,695	PARGESA HOLDING S.A. (BEARER)	636,915	805,956
12,406	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,614,189	3,166,999
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	305,051
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	126,699
121	SGS S.A. (REGISTERED)	130,564	290,270
77	SIKA A.G. (BEARER)	152,753	572,918
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	220,571
7,867	STMICROELECTRONICS N.V.	36,286	152,208
635	SULZER A.G. (REGISTERED)	30,609	75,018
984	SWATCH GROUP (THE) A.G. (BEARER)	257,037	409,310
743	SWISS LIFE HOLDING A.G. (REGISTERED)(c)	101,194	261,721
504	SWISS RE A.G.	37,466	45,646
529	SWISSCOM A.G. (REGISTERED)	191,612	271,069
36,148	TE CONNECTIVITY LTD.	1,251,855	3,002,453
4,736	TECAN GROUP A.G. (REGISTERED)	870,772	980,115
292,522	UBS GROUP A.G. (REGISTERED)(c)	4,966,583	4,999,472
4,668	ZURICH INSURANCE GROUP A.G.	912,788	1,423,997
		35,096,857	54,427,751	8.91%
Taiwan:
616,846	CHICONY ELECTRONICS CO. LTD.	1,588,958	1,464,613
206,000	GIANT MANUFACTURING CO. LTD.	1,153,615	968,045
1,417,000	KING YUAN ELECTRONICS CO. LTD.	1,385,576	1,390,178
323,000	MERIDA INDUSTRY CO. LTD.	1,692,528	1,406,015
100,031	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(e)	2,048,677	3,756,164
635,000	TRIPOD TECHNOLOGY CORP.	1,660,556	2,198,753
		9,529,910	11,183,768	1.83%
Thailand:
1,702,400	LPN DEVELOPMENT PCL (REGISTERED)	778,727	632,976
141,400	TISCO FINANCIAL GROUP PCL (REGISTERED)	255,462	326,471
296,300	TISCO FINANCIAL GROUP PCL NVDR	562,479	684,111
		1,596,668	1,643,558	0.27%
Turkey:
49,743	MAVI GIYIM SANAYI VE TICARET A.S., CLASS B(c)(d)	638,010	725,982
		638,010	725,982	0.12%
United Kingdom:
25,248	3I GROUP PLC	88,645	308,889
2,834	ADMIRAL GROUP PLC	35,119	69,002
5,026	AGGREKO PLC	50,603	63,240
137,163	AMEC FOSTER WHEELER PLC	1,402,962	936,453
58,936	ANGLO AMERICAN PLC	468,356	1,057,860
14,133	AON PLC	1,457,169	2,064,831
11,482	ASSOCIATED BRITISH FOODS PLC	349,112	491,271
26,375	ASTRAZENECA PLC	983,695	1,751,221
10,313	AUTO TRADER GROUP PLC(d)	51,982	54,241
76,752	AVIVA PLC	307,975	529,151
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	58,093
52,785	BAE SYSTEMS PLC	280,055	446,672
318,603	BARCLAYS PLC	647,028	825,465
17,830	BELLWAY PLC	494,455	787,726
2,391	BERKELEY GROUP HOLDINGS PLC	71,739	119,090
40,530	BOVIS HOMES GROUP PLC	415,638	594,154
279,607	BP PLC	1,638,916	1,788,316
15,241	BRITISH AMERICAN TOBACCO PLC	352,060	954,160
37,587	BRITISH LAND (THE) CO. PLC	252,586	303,207
54,904	BT GROUP PLC	217,665	208,869
5,069	BUNZL PLC	39,524	153,985
8,202	BURBERRY GROUP PLC	40,549	193,436
30,021	CAPITA PLC	206,329	227,289
136,536	CENTRICA PLC	346,482	342,132
13,580	CNH INDUSTRIAL N.V.	56,886	163,070

53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
United Kingdom (Cont’d):
1,447	COCA-COLA EUROPEAN PARTNERS PLC	$55,218	60,224
417,139	COMPASS GROUP PLC	5,810,714	8,848,436
2,332	CRODA INTERNATIONAL PLC	82,807	118,527
267,400	DFS FURNITURE PLC	1,094,905	788,295
76,045	DIAGEO PLC	1,113,213	2,499,614
3,792	EASYJET PLC	49,609	61,839
179,295	EXPERIAN PLC	3,189,351	3,601,427
10,222	FIAT CHRYSLER AUTOMOBILES N.V.(c)	17,872	183,076
24,413	FIAT CHRYSLER AUTOMOBILES N.V.	161,492	437,422
300,704	FOXTONS GROUP PLC	605,210	272,994
30,218	G4S PLC	92,368	112,690
17,333	GKN PLC	51,515	80,363
52,286	GLAXOSMITHKLINE PLC	768,944	1,042,891
136,580	GREGGS PLC	1,521,318	2,282,224
25,875	HAMMERSON PLC	126,745	186,191
226,183	HSBC HOLDINGS PLC	1,416,410	2,234,041
54,150	IMI PLC	770,522	901,933
24,043	IMPERIAL BRANDS PLC	671,493	1,025,809
12,262	INDIVIOR PLC(c)	11,861	55,816
4,334	INMARSAT PLC	35,770	37,372
1,338	INTERCONTINENTAL HOTELS GROUP PLC	52,044	70,785
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	90,834	260,847
97,222	ITV PLC	175,367	227,595
31,939	J SAINSBURY PLC	93,794	101,817
2,248	JOHNSON MATTHEY PLC	35,933	103,022
30,414	KINGFISHER PLC	60,107	121,653
579,352	LAIRD PLC	1,214,368	1,108,213
26,094	LAND SECURITIES GROUP PLC	240,025	339,874
26,807	LEGAL & GENERAL GROUP PLC	77,151	93,360
19,607	LIVANOVA PLC(c)	1,163,975	1,373,666
2,964,410	LLOYDS BANKING GROUP PLC	2,391,268	2,690,445
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	309,472
1,080,970	MAN GROUP PLC	1,962,275	2,432,031
9,044	MARKS & SPENCER GROUP PLC	34,946	42,828
7,217	MEGGITT PLC	16,687	50,385
9,380	MERLIN ENTERTAINMENTS PLC(d)	50,482	55,996
35,847	NATIONAL GRID PLC	326,309	444,131
2,148	NEXT PLC	36,823	151,400
73,408	OLD MUTUAL PLC	87,200	191,028
34,575	OXFORD INSTRUMENTS PLC	535,282	449,174
46,063	PRUDENTIAL PLC	714,750	1,102,707
58,994	RECKITT BENCKISER GROUP PLC	4,711,002	5,385,810
38,559	RELX N.V.	371,904	820,768
164,494	RELX PLC	1,819,961	3,608,307
23,247	RIO TINTO LTD.	733,396	1,213,171
41,280	RIO TINTO PLC	1,089,188	1,921,097
11,683	ROLLS-ROYCE HOLDINGS PLC(c)	111,548	138,862
1,085,844	ROYAL BANK OF SCOTLAND GROUP PLC(c)	4,622,764	3,903,848
20,657	SAGE GROUP (THE) PLC	74,323	193,347
16,135	SEGRO PLC	67,053	115,888
8,093	SEVERN TRENT PLC	163,887	235,654
696,875	SIG PLC	1,534,376	1,661,252
19,613	SKY PLC	145,505	240,475
26,103	SMITH & NEPHEW PLC	251,030	471,504
2,453	SMITHS GROUP PLC	28,519	51,836
14,561	SSE PLC	257,387	272,579
92,045	STANDARD CHARTERED PLC(c)	654,783	914,692
141,530	STANDARD LIFE ABERDEEN PLC	682,844	822,134
1,424	TECHNIPFMC PLC(c)	35,975	39,408
1,075,526	TESCO PLC(c)	3,786,294	2,697,215
3,970	TRAVIS PERKINS PLC	69,979	77,031
2,073	UBM PLC	10,703	18,959
11,442	UNILEVER N.V. - CVA	333,348	676,706
24,244	UNILEVER PLC	545,189	1,403,112
14,205	UNILEVER PLC ADR(e)	478,204	823,322
26,193	UNITED UTILITIES GROUP PLC	260,684	299,918
781,910	VECTURA GROUP PLC(c)	1,221,304	1,114,816

54	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
56,092	VESUVIUS PLC	$250,775	443,463
136,312	VODAFONE GROUP PLC	418,735	381,389
3,762	WEIR GROUP (THE) PLC	43,887	99,057
5,178	WHITBREAD PLC	168,592	261,305
20,383	WM MORRISON SUPERMARKETS PLC	52,509	63,940
57,600	WORLDPAY GROUP PLC(d)	192,852	314,139
23,432	WPP PLC	141,019	434,875
		62,703,608	82,163,315	13.45%
United States:
45,189	ARCH CAPITAL GROUP LTD.(c)	1,834,879	4,451,116
20,110	AXIS CAPITAL HOLDINGS LTD.	1,025,983	1,152,504
4,351	CARNIVAL PLC	131,345	276,533
46,780	FLEX LTD.(c)	538,998	775,145
9,299	SHIRE PLC	267,371	472,010
		3,798,576	7,127,308	1.17%
	Sub-total Common Stocks:	387,152,365	570,554,755	93.41%
Preferred Stocks:
Brazil:
187,700	ALPARGATAS S.A.(c)	600,320	930,455
197,548	TELEFONICA BRASIL S.A. ADR(e)	2,531,240	3,129,160
		3,131,560	4,059,615	0.66%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	135,508
1,217	HENKEL A.G. & CO. KGAA	101,251	165,629
1,443	PORSCHE AUTOMOBIL HOLDING S.E.	60,635	92,266
770	VOLKSWAGEN A.G.	99,996	125,589
		311,494	518,992	0.09%
South Korea:
1,329	HYUNDAI MOTOR CO. LTD.	124,172	118,935
312	SAMSUNG ELECTRONICS CO. LTD.	347,651	561,701
		471,823	680,636	0.11%
	Sub-total Preferred Stocks:	3,914,877	5,259,243	0.86%
Convertible Preferred Stocks:
Canada:
41,800	GRAN TIERRA ENERGY, INC.(c)	125,400	95,304
		125,400	95,304	0.01%
	Sub-total Convertible Preferred Stocks:	125,400	95,304	0.01%
Investment Companies:
United States:
38,100	ISHARES MSCI EAFE SMALL-CAP ETF	2,073,049	2,362,200
		2,073,049	2,362,200	0.39%
	Sub-total Investment Companies:	2,073,049	2,362,200	0.39%
Short-Term Investments:
30,520,553	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.88%(f)	30,520,553	30,520,553
	Sub-total Short-Term Investments:	30,520,553	30,520,553	5.00%
	Grand total(g)	$423,786,244	608,792,055	99.67%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Security has been deemed worthless and is a Level 3 investment.
(c)	Non-income producing assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.21% of net assets as of September 30, 2017.

55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2016, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $19,594,255 with net purchases of $10,926,298 during the nine months ended September 30, 2017.
(g)	At September 30, 2017, the cost for Federal income tax purposes was $426,430,243. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$190,103,959
Gross unrealized depreciation	(7,845,287)
Net unrealized appreciation	$182,258,672

At September 30, 2017, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	17.24%
Consumer Staples	9.95
Energy	4.37
Financials	19.90
Health Care	9.28
Industrials	15.50
Information Technology	12.45
Materials	5.81
Real Estate	2.05
Telecommunication Services	2.14
Utilities	1.31
100.00%

At September 30, 2017, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	24.08%
Japanese Yen	16.13
British Pound	13.86
United States Dollar	10.97
Swiss Franc	7.70
Canadian Dollar	5.98
All other currencies less than 5%	21.28
100.00%

56	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

At September 30, 2017, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

	Contract	Contract Amount				Unrealized
Counterparty	Settlement Date	Deliver		Receive		Appreciation (Depreciation)
Northern Trust	02/01/2018	JPY	343,843,779	USD	3,132,745	$56,777
						$56,777
Northern Trust	11/15/2017	CNH	1,733,756	USD	257,896	(2,264)
Northern Trust	11/15/2017	CNH	5,861,881	USD	850,472	(29,134)
Northern Trust	11/15/2017	CNH	17,738,821	USD	2,533,285	(128,519)
						$(159,917)
						$(103,140)

57	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of September 30, 2017.

In December 2016, FASB released ASU 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Funds have adopted ASU 2016-19 for the period ended September 30, 2017.

	Level 1	Level 2	Level 3		Total
Common Stocks
Thailand	$684,111	$959,447	$—		$1,643,558
All Other Countries	568,911,197	—	—	*	568,911,197
Preferred Stocks	5,259,243	—	—		5,259,243
Convertible Preferred Stocks	95,304	—	—		95,304
Investment Companies	2,362,200	—	—		2,362,200
Short-Term Investments	30,520,553	—	—		30,520,553
Total	$607,832,608	$959,447	$—	*	$608,792,055

* Security has been deemed worthless and is a Level 3 investment.

For the Clearwater International Fund, 100% of the investment value is comprised of equity securities, investment companies and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Shares of open-end

58	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

investment companies are valued at their daily net asset value. At September 30, 2017, two inactively traded Thailand based securities were valued based on the prices of similar securities resulting in Level 2 classifications. At September 30, 2017, one security was deemed worthless, resulting in a Level 3 classification.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$56,777	$—	$56,777
Liabilities
Forward foreign currency exchange contracts	—	(159,917)	—	(159,917)
Net Other Financial Instruments	$—	$(103,140)	$—	$(103,140)

The forward foreign currency exchange contracts outstanding at September 30, 2017 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.

The Clearwater International Fund records all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2017, the Clearwater International Fund had one transfer from Level 3 to Level 1 classifications based on levels assigned to securities on December 31, 2016. One equity security was transferred from Level 3 to Level 1 based on the security being priced at the last traded price. No other transfers between levels occurred during the reporting period.

There were no significant Level 3 valuations for which significant unobservable inputs were developed at September 30, 2017.

59	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
September 30, 2017 (unaudited)

Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)

Short-Term Investments, and Other Assets and Liabilities 5%
Utilities 1%
Telecommunication Services 2%
Real Estate 2%
Materials 6%
Information Technology 12%
Industrials 15%
Health Care 9%
Consumer Discretionary 16%
Consumer Staples 9%
Energy 4%
Financials 19%

60

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)
and Treasurer (Principal Financial Officer)

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	November 22, 2017

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	November 22, 2017